                                   [LOGO]

                            G.T. GLOBAL INCOME FUNDS
                         SUPPLEMENT TO PROSPECTUS DATED
                                 MARCH 1, 1995

--------------------------------------------------------------------------------

The following information supersedes and replaces the description of the Funds' portfolio management team contained in the section of the Funds' Prospectus on page 42 entitled "Management":

"The investment professionals primarily responsible for the portfolio management of the Funds are as follows:
                             GOVERNMENT INCOME FUND

                         RESPONSIBILITIES FOR                                BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                        LAST FIVE YEARS
--------------------  --------------------------  -------------------------------------------------------------------------
Gary Kreps            Portfolio Manager since     Chief Investment Officer -- Global Fixed Income Investments for G.T.
 San Francisco         1992                        Capital since 1992; From 1988 to 1992, Mr. Kreps was the Senior Vice
                                                   President for Global Fixed Income of Putnam Management Co. (Boston).
Robert F. Allen       Portfolio Manager since     Portfolio Manager for G.T. Capital since 1989.
 San Francisco         1989
                                                   STRATEGIC INCOME FUND


                         RESPONSIBILITIES FOR                                BUSINESS EXPERIENCE
NAME/OFFICE                    THE FUND                                        LAST FIVE YEARS
--------------------  --------------------------  -------------------------------------------------------------------------
Gary Kreps            Portfolio Manager since     Chief Investment Officer -- Global Fixed Income Investments for G.T.
 San Francisco         1992                        Capital since 1992; From 1988 to 1992, Mr. Kreps was the Senior Vice
                                                   President for Global Fixed Income of Putnam Management Co. (Boston).
Simon Nocera          Portfolio Manager since     Portfolio Manager and Economist for G.T. Capital since 1992. From 1991 to
 San Francisco         1992                        1992, Mr. Nocera was Senior Vice President and Director for Global Fixed
                                                   Income Research at The Putnam Companies; Prior thereto, he was a
                                                   Financial Economist at the International Monetary Fund.
Nikos G. Pappayliou   Portfolio Manager since     Trader -- Global Fixed Income Investments for G.T. Capital from 1993 to
 San Francisco         1994                        1994. From 1991 to 1992, Mr. Pappayliou was European Fixed Income
                                                   Arbitrageur for Swiss Bank (London). Prior thereto, he was Fixed Income
                                                   Arbitrageur for Credit Lyonnais (Paris).

                             HIGH INCOME PORTFOLIO

                         RESPONSIBILITIES FOR                                BUSINESS EXPERIENCE
NAME/OFFICE                 THE PORTFOLIO                                      LAST FIVE YEARS
--------------------  --------------------------  -------------------------------------------------------------------------
Gary Kreps            Portfolio Manager since     Chief Investment Officer -- Global Fixed Income Investments for G.T.
 San Francisco         Portfolio inception in      Capital since 1992; From 1988 to 1992, Mr. Kreps was the Senior Vice
                       1992                        President for Global Fixed Income for Putnam Management Co. (Boston).
Simon Nocera          Portfolio Manager since     Portfolio Manager and Economist for G.T. Capital since 1992. From 1991 to
 San Francisco         Portfolio inception in      1992, Mr. Nocera was Senior Vice President and Director for Global Fixed
                       1992                        Income Research at The Putnam Companies; Prior thereto, Mr. Nocera was a
                                                   Financial Economist at the International Monetary Fund."

On page 45, under "Other Information -- Confirmations and Reports to Shareholders," the following information should be inserted immediately prior to the last sentence of the paragraph: "Under certain circumstances, duplicate mailings of such reports to the same household may be consolidated."

The following revisions have been made relating to the eligibility requirements for investing in Advisor Class shares of each of the G.T. Global Income Funds.

On page 12, under "Alternative Purchase Plan -- Advisor Class Shares," section
(b) is amended to read "any account with assets of at least $25,000 if (i) a financial planner, trust company... ," and section (c) is amended to read "any account with assets of at least $25,000 if (i) such account is established under a 'wrap fee' program... ." The rest of the qualifications in (b) and (c) and the other eligible groups described under sections (a), (d) and (e) in that paragraph remain unchanged.

Under "Other Information -- Custodian and Accounting Agent," it should be noted that effective July 1, 1995, G.T. Capital serves as each Fund's pricing and accounting agent. The monthly fee for these services to G.T. Capital is a percentage, not to exceed 0.03% annually, of the Fund's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by G.T. Capital ("G.T. Funds") and 0.02% to the assets in excess of $5 billion and dividing the result by the aggregate assets of the G.T. Funds.

INCSU51048MC                                                    October 20, 1995

                       [LOGO]   G.T. GLOBAL INCOME FUNDS
                          PROSPECTUS -- MARCH 1, 1995

--------------------------------------------------------------------------------

G.T. GLOBAL GOVERNMENT INCOME FUND ("GOVERNMENT INCOME FUND") seeks a high level of current income by investing primarily in high quality U.S. and foreign government securities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of the maturity structure and currency exposure of its portfolio.

G.T. GLOBAL STRATEGIC INCOME FUND ("STRATEGIC INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation. The Fund allocates its assets among debt securities of issuers in: (1) the United States, (2) developed foreign countries, and (3) emerging markets. The Fund selects particular debt securities in each sector based on relative investment merit.

G.T. GLOBAL HIGH INCOME FUND ("HIGH INCOME FUND") primarily seeks high current income and secondarily seeks capital appreciation. THE FUND, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES, SEEKS ITS INVESTMENT OBJECTIVES BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE GLOBAL HIGH INCOME PORTFOLIO ("PORTFOLIO"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY G.T. CAPITAL MANAGEMENT, INC., WITH INVESTMENT OBJECTIVES THAT ARE IDENTICAL TO THOSE OF THE FUND. THE PORTFOLIO, IN TURN, PRIMARILY INVESTS IN DEBT SECURITIES IN EMERGING MARKETS. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "INVESTMENT OBJECTIVES AND POLICIES -- HIGH INCOME FUND."

The Government Income Fund, the Strategic Income Fund and the High Income Fund (collectively, the "Funds") are mutual funds, organized as non-diversified series of G.T. Investment Funds, Inc. The investment manager and administrator of the Government Income Fund, the Strategic Income Fund and the Portfolio and the administrator of the High Income Fund, G.T. CAPITAL MANAGEMENT, INC., is a part of the G.T. Group, a leading international investment advisory organization with offices throughout the world that long has emphasized global investment. There can be no assurance that the Funds or the Portfolio will achieve their investment objectives.

The Funds are designed for long-term investors and not as trading vehicles, do not represent a complete investment program and are not suitable for all investors. An investment in any of the Funds involves risk factors that should be reviewed carefully by potential investors. The Strategic Income Fund and the Portfolio both are authorized to borrow money for investment purposes, which would increase the volatility of their performance and involves additional risks. See "Investment Objectives and Policies" and "Risk Factors."

THE STRATEGIC INCOME FUND INVESTS SIGNIFICANTLY AND THE GLOBAL HIGH INCOME PORTFOLIO INVESTS PRIMARILY IN LOWER QUALITY AND UNRATED FOREIGN GOVERNMENT BONDS WHOSE CREDIT QUALITY IS GENERALLY CONSIDERED THE EQUIVALENT OF U.S. CORPORATE DEBT SECURITIES COMMONLY KNOWN AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS.

This Prospectus sets forth concisely information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1995, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information, which may be amended or supplemented from time to time, is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111, or calling (800) 824-1580.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

FOR FURTHER INFORMATION, CONTACT (800) 824-1580 OR YOUR STOCKBROKER.

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND  EXCHANGE  COMMISSION  OR  ANY   STATE  SECURITIES  COMMISSION,  NOR   HAS
   THE   SECURITIES  AND   EXCHANGE  COMMISSION   OR  ANY   STATE  SECURITIES
     COMMISSION PASSED  ON THE  ACCURACY OR  ADEQUACY OF  THIS  PROSPECTUS.
             ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                            G.T. GLOBAL INCOME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------

                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Alternative Purchase Plan.................................................................         11
Investment Objectives and Policies........................................................         12
Risk Factors..............................................................................         24
How To Invest.............................................................................         28
How To Make Exchanges.....................................................................         34
How to Redeem Shares......................................................................         36
Shareholder Account Manual................................................................         39
Calculation of Net Asset Value............................................................         40
Dividends, Other Distributions and Federal Income Taxation................................         40
Management................................................................................         42
Other Information.........................................................................         46
Appendix A -- Description of Debt Ratings.................................................         49

                               Prospectus Page 2

                            G.T. GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in this summary are to headings in the body of the Prospectus.

Investment Objectives and
  Principal Investments:

  Government Income Fund:      Primarily  seeks high current income and secondarily seeks capital appreciation and protection of  principal; invests principally  in
                               U.S. and foreign government obligations

  Strategic Income Fund:       Primarily  seeks high current income and secondarily seeks capital appreciation;  allocates  its  assets  among  debt  securities  of issuers  in  three investment  areas: (1)  the United  States, (2)
                               developed foreign countries and (3) emerging markets, and  selects particular  securities  in  each sector  based  on  their relative investment merit

  High Income Fund:            Primarily seeks high current income and secondarily seeks  capital appreciation. The Fund invests all of its investable assets in the
                               High  Income Portfolio, which invests primarily in debt securities in emerging markets

Investment Manager and Ad-     G.T. Capital Management, Inc. ("G.T.  Capital"), part of the  G.T.
  ministrator:                 Group,  a leading  international investment  advisory organization with over $22  billion under  management, including  more than  $6 billion in emerging markets

Alternative Purchase Plan:     Investors  may select Class  A or Class B  shares, each subject to different expenses and a different sales charge structure

  Class A Shares:              Offered at  net  asset  value plus  any  applicable  sales  charge
                               (maximum is 4.75% of public offering price) and subject to service and distribution fees at the annualized rate of up to 0.35% of the average daily net assets of the Class A shares

  Class B Shares:              Offered  at net asset  value (a maximum  contingent deferred sales charge of  5% of  the lesser  of the  shares' net  asset value  or original  purchase price  is imposed  on certain  redemptions made within six years of date of  purchase) and subject to service  and distribution  fees at  the annualized rate  of up to  1.00% of the average daily net assets of the Class B shares

Shares Available Through:      Most brokerage firms  nationwide, or directly  through the  Funds'
                               transfer agent

Exchange Privileges:           Shares   of  one  Fund   may  be  exchanged   for  shares  of  the
                               corresponding class of other G.T.  Global Mutual Funds, without  a sales charge

Dividends and Other Distribu-  Dividends  paid monthly  from available net  investment income and
  tions:                       realized net short-term  capital gains;  other distributions  paid annually from realized net capital gain and net gains from foreign currency transactions, if any

Reinvestment:                  Distributions  may be  reinvested automatically in  Fund shares of the distributing class or in shares of the corresponding class  of other G.T. Global Mutual Funds without a sales charge

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans)

                               Prospectus Page 3

                            G.T. GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Subsequent Purchases:          $100   minimum  (reduced  amounts  for   IRAs  and  certain  other
                               retirement plans)

Net Asset Values:              Each class of  Government Income Fund,  Strategic Income Fund  and
                               High  Income Fund is quoted daily in the financial section of most newspapers

Other Features:

  Class A Shares               Letter of Intent                  Reinstatement Privilege
                               Quantity Discounts                Systematic Withdrawal Plan
                               Right of Accumulation             Automatic Investment Plan
                                                                 Dollar Cost Averaging Program

  Class B Shares               Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program

                            ------------------------

THE FUNDS. The Funds are mutual funds, each of which is organized as a non-diversified series of G.T. Investment Funds, Inc. ("Company"), a registered open-end management investment company. Shares of the Funds' common stock are available through broker/dealers that have entered into agreements to sell shares with the Funds' distributor, G.T. Global Financial Services, Inc. ("G.T. Global"). Shares also may be acquired directly through the Funds' distributor or through exchanges of shares of the other G.T. Global Mutual Funds. See "How to Invest" and "Shareholder Account Manual." Shares may be redeemed either through broker/ dealers or the Funds' transfer agent, G.T. Global Investor Services, Inc. ("Transfer Agent"). See "How to Redeem Shares" and "Shareholder Account Manual."

INVESTMENT MANAGER. G.T. Capital is the investment manager and administrator for the Government Income Fund, the Strategic Income Fund and the Portfolio and the administrator for the High Income Fund. G.T. Capital provides investment management services to other entities with organizational structures similar to that of the Portfolio and to the other G.T. Global Mutual Funds, as well as other institutional, corporate and individual clients. G.T. Capital is part of the G.T. Group, a leading international investment advisory organization that long has emphasized global investing. The G.T. Group maintains fully staffed investment offices in San Francisco, London, Tokyo, Toronto, Hong Kong, Singapore and Sydney. As of January 3, 1995, total assets under G.T. Group management exceeded $22 billion. Of this amount, more than $19 billion was invested in the securities of non-U.S. issuers and more than $6 billion was invested in emerging markets. The companies comprising the G.T. Group are indirect subsidiaries of the Prince of Liechtenstein Foundation. See "Management."

GOVERNMENT INCOME FUND: INVESTMENT POLICIES. The Government Income Fund invests primarily in high quality debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars and foreign currencies. Under normal circumstances, the Fund invests at least 65% of its total assets in securities issued or guaranteed by the U.S. or foreign governments, their agencies, authorities and instrumentalities, and may invest a portion of its assets in high quality debt securities of U.S. and foreign companies. The Fund currently expects to choose its investments principally from the obligations of issuers in the United States, Canada, Japan, the Western European nations, New Zealand and Australia. See "Investment Objectives and Policies."

STRATEGIC INCOME FUND: INVESTMENT POLICIES. The Strategic Income Fund invests primarily in debt obligations allocated among diverse international markets and denominated in various currencies, including U.S. dollars and foreign currencies. The Fund normally invests at least 50% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated investment grade or, if unrated, deemed to be of comparable quality in the judgment of G.T. Capital. No more than 50% of the Fund's total

                               Prospectus Page 4

                            G.T. GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------
assets may be invested in U.S. and foreign debt and other fixed income securities that are rated lower than investment grade. The Fund allocates its assets among debt securities of issuers in three separate investment areas: (1) the United States, (2) developed foreign countries, and (3) emerging markets. The Fund considers emerging markets to include all the world's countries except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. The Fund allocates its assets among these three areas and selects particular debt securities in each area based on their relative investment merits. The Fund may borrow from banks amounts equal to up to 33 1/3% of its total assets for investment purposes. Such borrowings would constitute leverage. See "Investment Objectives and Policies."

HIGH INCOME FUND: INVESTMENT POLICIES. The High Income Fund seeks its objectives by investing all of its investable assets in the Portfolio, which normally invests at least 65% of its total assets in debt securities of issuers in emerging markets, as defined above with respect to the Strategic Income Fund. The Strategic Income Fund and the Portfolio consider the same countries to be emerging markets. The Portfolio may invest in bonds, notes and debentures of emerging market governments as well as debt securities issued or guaranteed by such governments' agencies or instrumentalities, by the central banks of emerging market countries or by banks or other companies in such countries. The Portfolio may borrow from banks amounts up to 33 1/3% of its total assets for investment purposes. Such borrowings would constitute leverage. See "Investment Objectives and Policies."

RISK FACTORS. There is no assurance that any Fund or the Portfolio will achieve its investment objectives. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions. The value of the debt securities held by each Fund and the Portfolio generally fluctuates (1) inversely with interest rate movements, (2) based on changes in the actual and perceived creditworthiness of the issuers of such securities and
(3) based on changes in foreign currency exchange rates.

The Government Income Fund, the Strategic Income Fund and the Portfolio normally invest in a substantial number of issuers; however, each is classified as "non-diversified" under the Investment Company Act of 1940, as amended ("1940 Act"), and the value of its shares may fluctuate more than the shares of a diversified fund. See "Risk Factors."

The Government Income Fund, the Strategic Income Fund and the Portfolio have high portfolio turnover rates. See "Investment Objectives and Policies -- Other Information."

Investments in foreign securities involve risks relating to political and economic developments abroad and the differences between the regulations to which U.S. and foreign issuers are subject. Individual foreign economies may differ favorably or unfavorably from the U.S. economy. Changes in foreign currency exchange rates affect a Fund's net asset value, earnings and gains and losses realized on sales of securities. Some foreign currency values may be volatile and it is possible that a government will intervene in the currency markets or impose controls on currency exchanges. Securities of foreign companies may be less liquid and their prices more volatile than those of securities of comparable U.S. companies. The Government Income Fund's, the Strategic Income Fund's and the Portfolio's participation in the currency, options and futures markets involves certain risks and transaction costs. Each of these risks generally is greater for investments in emerging markets; because of the special risks associated with investing in emerging markets and with borrowing for investment purposes, an investment in the Strategic Income Fund and the High Income Fund should be considered speculative. Certain foreign countries may impose withholding taxes on income earned and/or gains realized by the Funds and the Portfolio in connection with investments in such countries. See "Risk Factors."

Many of the debt obligations purchased by the Strategic Income Fund and most of the debt obligations purchased by the Portfolio are the equivalent of high yield, high risk bonds. Investment by the Strategic Income Fund and the Portfolio in debt securities rated below investment grade involves a high degree of risk. Such investments are regarded as speculative by the rating agencies. See "Risk Factors."

The Strategic Income Fund's and the Portfolio's investments in emerging market debt securities under current market conditions may consist

                               Prospectus Page 5

                            G.T. GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------
substantially of Brady Bonds, which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds, and other sovereign debt issued by emerging market governments. Trading in sovereign debt of emerging markets involves a high degree of risk. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt. Sovereign debt in which the Strategic Income Fund and the Portfolio invest is widely considered to have a credit quality below investment grade. As a result, such sovereign debt may be regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involves major risk exposure to adverse conditions. See "Risk Factors."

EXPENSES. The Government Income Fund and the Strategic Income Fund each pays G.T. Capital investment management and administration fees, based on the average daily net assets of the respective Fund, at the annualized rate of .725% on the first $500 million, .70% on the next $1.0 billion, .675% on the next $1.0 billion and .65% on amounts thereafter. The High Income Fund pays administration fees directly to G.T. Capital at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to G.T. Capital. The Portfolio pays such fees, based on the average daily net assets of the Portfolio, at the annualized rate of .475% on the first $500 million, .45% on the next $1.0 billion, .425% on the next $1.0 billion, and .40% on amounts thereafter, plus 2% of the Portfolio's adjusted total investment income. Each fee is higher than that paid by most mutual funds.

As the Funds' distributor, G.T. Global collects the sales charges imposed on purchases of Class A shares, and reallows all or a portion of such charges to broker/dealers that have made such sales. In addition, G.T. Global collects any contingent deferred sales charges that may be imposed on certain redemptions of Class A shares and on redemptions of Class B shares. G.T. Global also pays broker/dealers upon their sales of Class B shares and pays broker/dealers and other financial institutions ongoing payments for servicing shareholder accounts and for sales efforts.
Pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act, with respect to its Class A shares, each Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares as reimbursement for its expenditures incurred in servicing and maintaining shareholder accounts, and each Fund may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the respective Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor.

Pursuant to a separate distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act with respect to its Class B shares, each Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and each Fund may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of its Class B shares as reimbursement for its expenditures incurred in providing services as distributor. G.T. Capital and G.T. Global voluntarily have undertaken to limit the expenses of the Class A shares and the Class B shares of the Government Income Fund and the Strategic Income Fund (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the maximum annual level of 1.85% and 2.50% of the average daily net assets of those respective classes of those Funds during each fiscal year. The expenses of the Class A shares and Class B shares of the High Income Fund (and such Fund's pro rata portion of the Portfolio's expenses) would be limited to the annual level of 2.20% and 2.85% of the average daily net assets of that Fund's Class A and Class B share. G.T. Capital has agreed to reimburse a Fund if the Fund's annual ordinary expenses exceed those respective levels.

                               Prospectus Page 6

                            G.T. GLOBAL INCOME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of each Fund, the annual operating expenses for the Government Income Fund, and the Strategic Income Fund, and the aggregate annual operating expenses for the High Income Fund and the Portfolio are reflected in the following tables:*+

                                                                  GOVERNMENT       STRATEGIC INCOME    HIGH INCOME FUND
                                                                  INCOME FUND            FUND
                                                               -----------------   -----------------   -----------------
                                                               CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                               -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS:
  Maximum sales charge on purchases (as a % of offering
    price)...................................................   4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
    shareholders.............................................    None      None      None      None      None      None
  Maximum contingent deferred sales charge...................    None      5.0%      None      5.0%      None      5.0%
  Redemption charges.........................................    None      None      None      None      None      None
  Exchange fees:
    -- On first four exchanges each year.....................    None      None      None      None      None      None
    -- On each additional exchange...........................    $7.50     $7.50     $7.50     $7.50     $7.50     $7.50

ANNUAL FUND OPERATING EXPENSES:
  (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..............     .71%      .71%      .72%      .72%      .90%      .90%
  12b-1 distribution and service fees........................     .35      1.00       .35      1.00       .35      1.00
  Other expenses.............................................     .27       .27       .33       .33       .32       .32
                                                               -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses..............................    1.33%     1.98%     1.40%     2.05%     1.57%     2.22%
                                                               -------   -------   -------   -------   -------   -------
                                                               -------   -------   -------   -------   -------   -------

Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES*
An investor directly or indirectly would have paid the following expenses at the end of the periods shown on a $1,000 investment, assuming a 5% annual return:

                                                                                           ONE    THREE   FIVE     TEN
                                                                                           YEAR   YEARS   YEARS   YEARS
                                                                                           ----   -----   -----   -----
Government Income Fund...................................................................
  Class A Shares (1).....................................................................  $61     $88    $116    $198
  Class B Shares.........................................................................
    Assuming a complete redemption at end of period (2)..................................   70      91     125     227
    Assuming no redemption...............................................................   20      61     105     227
Strategic Income Fund....................................................................
  Class A Shares (1).....................................................................   62      90     120     206
  Class B Shares.........................................................................
    Assuming a complete redemption at end of period (2)..................................   71      93     129     234
    Assuming no redemption...............................................................   21      63     109     234
High Income Fund.........................................................................
  Class A Shares (1).....................................................................   63      95     128     223
  Class B Shares.........................................................................
    Assuming a complete redemption at end of period (2)..................................   72      98     137     252
    Assuming no redemption...............................................................   22      68     117     252

------------------
(1)  Assumes payment of maximum sales charge by an investor.
(2)  Assumes payment of the applicable contingent deferred sales charge.
+ The Funds are authorized to offer Advisor Class shares to certain categories of investors. "See Alternative Purchase Plan." Advisor Class shares are not subject to a distribution or service fee. "Total Fund Operating Expenses" for Advisor Class shares are estimated to approximate 0.98% for Government Income Fund, 1.05% for Strategic Income Fund and 1.22% for High Income Fund.
* THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN A FUND. Expenses are based on the Funds' fiscal years ended October 31, 1994. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies. "Other expenses" include custody, transfer agent, legal, audit and other operating expenses. "Other expenses" may be reduced to the extent that (i) certain broker/dealers executing portfolio transactions pay all or a portion of the Funds' transfer agency expenses or the Funds' or the Portfolio's custodian fees, or (ii) fees received in connection with the lending of Portfolio securities are used to reduce custodian fees. These arrangements are not anticipated to materially increase the brokerage commissions paid by the Funds. For the fiscal year ended October 31, 1994, without such reductions, "Other expenses" for Government Income Fund, Strategic Income Fund and High Income Fund and its corresponding Portfolio, would have been 0.30%, 0.34% and 0.32%, respectively, for Class A shares and 0.30%, 0.34% and 0.32%, respectively, for Class B shares. See "Management" herein and in the Statement of Additional Information for more information. THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF FUTURE EXPENSES; EACH FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The above table and the assumption in the example of a 5% annual return are required by regulation of the Securities and Exchange Commission applicable to all mutual funds; the 5% annual return is not a prediction of and does not represent the Funds' projected or actual performance. The Board of Directors of the Company believes that the aggregate per share expenses of the High Income Fund and the Portfolio will be less than or approximately equal to the expenses which the Fund would incur if the assets of that Fund were invested directly in the type of securities being held by the Portfolio.

                               Prospectus Page 7

                            G.T. GLOBAL INCOME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed information concerning income and capital changes for one share of each class of shares of the Government Income Fund, the Strategic Income Fund, and the High Income Fund for the periods shown. For the periods indicated below, the Strategic Income Fund operated under the name G.T. Global Bond Fund and operated under different investment objectives, policies and limitations. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for fiscal year ended October 31, 1994 have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon also is included in the Statement of Additional Information.

                             GOVERNMENT INCOME FUND

                                                CLASS B+
                                 ---------------------------------------
                                                             OCTOBER 22,
                                 YEAR ENDED    YEAR ENDED      1992 TO
                                 OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                   1994(C)       1993(C)        1992
                                 -----------   -----------   -----------
Per Share Operating
 Performance:
Net asset value, beginning of
 year..........................   $  11.07      $   9.83       $  9.87
                                 -----------   -----------   -----------
Income from investment
 operations:
  Net investment income........       0.59          0.67          0.02
  Net realized and unrealized
   gain (loss) on
   investments.................      (1.52)         1.34         (0.06)
                                 -----------   -----------   -----------
  Net increase (decrease)
   resulting from investment
   operations..................      (0.93)         2.01         (0.04)
                                 -----------   -----------   -----------
Distributions:
  Net investment income........      (0.59)        (0.67)        (0.00)
  Net realized gain on
   investments.................      (0.27)        (0.00)        (0.00)
  In excess of net realized
   gain on investments.........      (0.54)        (0.00)        (0.00)
  Return of capital............      (0.10)        (0.00)        (0.00)
  Sources other than net
   income......................      (0.00)        (0.10)        (0.00)
                                 -----------   -----------   -----------
    Total distributions........      (1.50)        (0.77)        (0.00)
                                 -----------   -----------   -----------
Net asset value, end of year...   $   8.64      $  11.07       $  9.83
                                 -----------   -----------   -----------
                                 -----------   -----------   -----------
Total investment return(d).....      (9.39)%        21.1%         (0.4)%(a)
                                 -----------   -----------   -----------
Ratios and supplemental data:

Net assets, end of year (in
 000's)........................   $262,405      $182,972       $ 2,624
Ratio of net investment income
 to average net assets.........       6.22%          6.5%          8.0%(b)
Ratio of expenses to average
 net assets before expense
 reductions....................       2.01%
Ratio of expenses to average
 net assets....................       1.98%          2.0%          1.9%(b)
Portfolio turnover rate +++....        625%          495%          351%

                                                                                               MARCH 29,
                                                         CLASS A++                               1988
                                 ----------------------------------------------------------  (COMMENCEMENT
                                                                                                  OF
                                                   YEAR ENDED OCTOBER 31,                     OPERATIONS)
                                 ----------------------------------------------------------   TO OCTOBER
                                 1994(C)   1993(C)     1992      1991      1990      1989      31, 1988
                                 --------  --------  --------  --------  --------  --------  -------------
Per Share Operating
 Performance:
Net asset value, beginning of
 year..........................  $  11.07  $   9.83  $  10.29  $  10.46  $  10.45  $  10.86    $  11.43
                                 --------  --------  --------  --------  --------  --------  -------------
Income from investment
 operations:
  Net investment income........      0.65      0.74      0.92      0.99      1.18      1.15        0.49
  Net realized and unrealized
   gain (loss) on
   investments.................     (1.52)     1.34     (0.31)    (0.07)    (0.02)    (0.35)      (0.44)
                                 --------  --------  --------  --------  --------  --------  -------------
  Net increase (decrease)
   resulting from investment
   operations..................     (0.87)     2.08      0.61      0.92      1.16      0.80        0.05
                                 --------  --------  --------  --------  --------  --------  -------------
Distributions:
  Net investment income........     (0.65)    (0.74)    (0.83)    (1.00)    (1.15)    (1.20)      (0.49)
  Net realized gain on
   investments.................     (0.27)    (0.00)    (0.13)    (0.09)    (0.00)    (0.00)      (0.12)
  In excess of net realized
   gain on investments.........     (0.55)    (0.00)    (0.00)    (0.00)    (0.00)    (0.00)      (0.00)
  Return of capital............     (0.10)    (0.00)    (0.00)    (0.00)    (0.00)    (0.00)      (0.00)
  Sources other than net
   income......................     (0.00)    (0.10)    (0.11)    (0.00)    (0.00)    (0.01)      (0.01)
                                 --------  --------  --------  --------  --------  --------  -------------
    Total distributions........     (1.57)    (0.84)    (1.07)    (1.09)    (1.15)    (1.21)      (0.62)
                                 --------  --------  --------  --------  --------  --------  -------------
Net asset value, end of year...  $   8.63  $  11.07  $   9.83  $  10.29  $  10.46  $  10.45    $  10.86
                                 --------  --------  --------  --------  --------  --------  -------------
                                 --------  --------  --------  --------  --------  --------  -------------
Total investment return(d).....     (8.87)%     21.9%      6.3%      9.4%     11.9%      7.2%        1.1%(a)
                                 --------  --------  --------  --------  --------  --------  -------------
Ratios and supplemental data:
Net assets, end of year (in
 000's)........................  $502,094  $708,301  $623,387  $399,200  $259,726  $122,526    $ 57,063
Ratio of net investment income
 to average net assets.........      6.87%      7.1%      9.0%      9.5%     11.4%     10.7%       7.41%(a)
Ratio of expenses to average
 net assets before expense
 reductions....................      1.36%
Ratio of expenses to average
 net assets....................      1.33%      1.4%      1.6%      1.6%      1.8%      1.7%        1.8%(b)
Portfolio turnover rate +++....       625%      495%      351%      326%      334%      413%        291%(b)

--------------------
+    Commencing October 22, 1992, the Fund began offering Class B shares.
++ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Net of $0.01 per share of Fund operating expenses reimbursed by G.T. Capital Management, Inc.
(a)  Not annualized.
(b)  Annualized.
(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.
(d)  Total investment return does not include sales charges.

                               Prospectus Page 8

                            G.T. GLOBAL INCOME FUNDS

                             STRATEGIC INCOME FUND

                                                CLASS B+
                                 ---------------------------------------
                                                             OCTOBER 22,
                                 YEAR ENDED    YEAR ENDED      1992 TO
                                 OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                    1994         1993(C)        1992
                                 -----------   -----------   -----------
Per Share Operating
  Performance:
Net asset value, beginning of
  year.........................   $  13.60      $  11.24       $ 11.36
                                 -----------   -----------   -----------
Income from investment
  operations:
  Net investment income........       0.73          0.89          0.01
  Net realized and unrealized
   gain (loss) on
   investments.................      (2.14)         2.85         (0.13)
                                 -----------   -----------   -----------
  Net increase (decrease) from
   investment operations.......      (1.41)         3.74         (0.12)
                                 -----------   -----------   -----------
Distributions:
  Net investment income........      (0.72)        (0.89)        (0.00)
  Net realized gain on foreign
   currency....................      (0.00         (0.00)        (0.00)
  Net realized gain on
   investments.................      (0.38)        (0.37)        (0.00)
  Sources other than net
   income......................      (0.00)        (0.12)        (0.00)
  Return of capital............      (0.21)        (0.00)        (0.00)
                                 -----------   -----------   -----------
    Total distributions........      (1.31)        (1.38)        (0.00)
                                 -----------   -----------   -----------
Net asset value, end of
  period.......................   $  10.88      $  13.60       $ 11.24
                                 -----------   -----------   -----------
                                 -----------   -----------   -----------
Total investment return(d).....     (11.02)%        36.2%         (1.1)%(a)
                                 -----------   -----------   -----------
                                 -----------   -----------   -----------

Ratios and supplemental data:
Net assets, end of year (in
  000's).......................   $458,550      $310,431       $   533
Ratio of net investment income
  to average net assets........       6.09%          6.5%          N/A(b)
Ratio of expenses to average
  net assets before expense
  reductions...................       2.06%
Ratio of expenses to average
  net assets...................       2.05%          2.4%          N/A(b)
Ratio of interest expenses to
  average net assets...........       0.10%           NA            NA
Portfolio turnover rate+++.....        583%          310%          418%

                                                                                               MARCH 29,
                                                         CLASS A++                               1988
                                 ----------------------------------------------------------  (COMMENCEMENT
                                                                                                  OF
                                                   YEAR ENDED OCTOBER 31,                     OPERATIONS)
                                 ----------------------------------------------------------   TO OCTOBER
                                   1994    1993(C)     1992      1991      1990      1989      31, 1988
                                 --------  --------  --------  --------  --------  --------  -------------
Per Share Operating
  Performance:
Net asset value, beginning of
  year.........................  $  13.61  $  11.25  $  10.91  $  11.20  $  11.17  $  11.25    $  11.43
                                 --------  --------  --------  --------  --------  --------  -------------
Income from investment
  operations:
  Net investment income........      0.79      0.96      0.86      0.84*     1.04*     0.82*       0.45*
  Net realized and unrealized
   gain (loss) on
   investments.................     (2.14)     2.85      0.31     (0.02)    (0.17)    (0.10)      (0.24)
                                 --------  --------  --------  --------  --------  --------  -------------
  Net increase (decrease) from
   investment operations.......     (1.35)     3.81      1.17      0.82      0.87      0.72        0.21
                                 --------  --------  --------  --------  --------  --------  -------------
Distributions:
  Net investment income........     (0.79)    (0.96)    (0.83)    (0.60)    (0.84)    (0.80)      (0.39)
  Net realized gain on foreign
   currency....................      0.00     (0.00)    (0.00)    (0.51)    (0.00)    (0.00)       0.00
  Net realized gain on
   investments.................     (0.38)    (0.37)    (0.00)    (0.00)    (0.00)    (0.00)      (0.00)
  Sources other than net
   income......................     (0.00)    (0.12)    (0.00)    (0.00)    (0.00)    (0.00)      (0.00)
  Return of capital............     (0.21)    (0.00)    (0.00)    (0.00)    (0.00)    (0.00)      (0.00)
                                 --------  --------  --------  --------  --------  --------  -------------
    Total distributions........     (1.38)    (1.45)    (0.83)    (1.11)    (0.84)    (0.80)      (0.39)
                                 --------  --------  --------  --------  --------  --------  -------------
Net asset value, end of
  period.......................  $  10.88  $  13.61  $  11.25  $  10.91  $  11.20  $  11.17    $  11.25
                                 --------  --------  --------  --------  --------  --------  -------------
                                 --------  --------  --------  --------  --------  --------  -------------
Total investment return(d).....    (10.44)%     37.0%     11.1%      7.7%      8.3%      6.8%        1.2%(a)
                                 --------  --------  --------  --------  --------  --------  -------------
                                 --------  --------  --------  --------  --------  --------  -------------
Ratios and supplemental data:
Net assets, end of year (in
  000's).......................  $275,241  $287,870  $ 83,849  $ 55,967  $ 44,545  $ 37,820    $ 21,830
Ratio of net investment income
  to average net assets........      6.74%      7.2%      7.6%      7.2%*      9.6%*      7.7%*        7.2%*(e)
Ratio of expenses to average
  net assets before expense
  reductions...................      1.41%
Ratio of expenses to average
  net assets...................      1.40%      1.7%      1.8%      1.9%*      1.9%*      1.8%*        1.7%*
Ratio of interest expenses to
  average net assets...........      0.10%      N/A       N/A       N/A       N/A       N/A         N/A
Portfolio turnover rate+++.....       583%      310%      418%      630%      501%      385%        340%(e)

--------------------
+    Commencing October 22, 1992, the Fund began offering Class B shares.
++ All capital shares issued and outstanding as of October 21, 1992 were reclassified as Class A shares.
+++ Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
* Includes reimbursement by G.T. Capital Management, Inc. of Fund operating expenses of $0.01, $0.04, $0.02 and 0.05 for the year ended October 31, 1991, 1990, 1989 and 1988, respectively. Without such reimbursements, the expense ratios would have been 1.92%, 2.20%, 2.02% and 2.42% and the ratio of net investment income to average net assets would have been 7.16%, 9.26%, 7.56% and 6.42% for the year ended October 31, 1991, 1990, 1989 and
     1988, respectively.
(a)  Not annualized.
(b)  Ratios not meaningful due to short period of operation of Class B shares.
(c) These selected per share data were calculated based upon weighted average shares outstanding during the period.
(d)  Total investment return does not include sales charges.
(e)  Annualized.

                                                                                                    AVERAGE NUMBER OF
                                                           AMOUNT OF DEBT      AVERAGE AMOUNT OF      FUND'S SHARES
                                                        OUTSTANDING AT END OF   DEBT OUTSTANDING   OUTSTANDING DURING
                                                               PERIOD          DURING THE PERIOD       THE PERIOD
                                                        ---------------------  ------------------  -------------------
Year Ended October 31, 1994...........................        $       0           $ 13,698,630          63,626,195


                                                          AVERAGE AMOUNT OF
                                                        DEBT PER SHARE DURING
                                                             THE PERIOD
                                                        ---------------------
Year Ended October 31, 1994...........................        $    0.22

                               Prospectus Page 9

                            G.T. GLOBAL INCOME FUNDS

                                HIGH INCOME FUND

                                                                 CLASS B                                 CLASS A
                                                      ------------------------------   --------------------------------------------
                                                                    OCTOBER 22, 1992                               OCTOBER 22, 1992
                                                                     (COMMENCEMENT                                  (COMMENCEMENT
                                        YEAR ENDED    YEAR ENDED     OF OPERATIONS)    YEAR ENDED    YEAR ENDED     OF OPERATIONS)
                                        OCTOBER 31,   OCTOBER 31,    TO OCTOBER 31,    OCTOBER 31,   OCTOBER 31,    TO OCTOBER 31,
                                         1994 (C)      1993 (C)           1992          1994 (C)      1993 (C)           1992
                                        -----------   -----------   ----------------   -----------   -----------   ----------------
Per Share Operating Performance:
Net asset value, beginning of year....   $  14.90      $  11.43          $11.43         $  14.92      $  11.43          $11.43
                                        -----------   -----------       -------        -----------   -----------       -------
Income from investment operations:
  Net investment income...............       0.86          0.70            0.00             0.94          0.78            0.00
  Net realized and unrealized gain
   (loss) on investments..............      (1.85)         3.90            0.00            (1.97)         3.92            0.00
                                        -----------   -----------       -------        -----------   -----------       -------
  Net increase (decrease) from
   investment operations..............      (0.99)         4.60            0.00            (0.93)         4.70            0.00
                                        -----------   -----------       -------        -----------   -----------       -------
Distributions:
  Net investment income...............      (0.86)        (0.70)          (0.00)           (0.94)        (0.78)          (0.00)
  Net realized gain on investments....      (0.27)        (0.00)          (0.00)           (0.27)        (0.00)          (0.00)
  In excess of net realized gain on
   investments........................      (0.22)        (0.00)          (0.00)           (0.22)        (0.00)          (0.00)
  Sources other than net income.......      (0.00)        (0.43)          (0.00)           (0.00)        (0.43)          (0.00)
                                        -----------   -----------       -------        -----------   -----------       -------
    Total distributions...............      (1.35)        (1.13)          (0.00)           (1.43)        (1.21)          (0.00)
                                        -----------   -----------       -------        -----------   -----------       -------
Net asset value, end of year..........   $  12.56      $  14.90          $11.43         $  12.56      $  14.92          $11.43
                                        -----------   -----------       -------        -----------   -----------       -------
                                        -----------   -----------       -------        -----------   -----------       -------
Total investment return(e)............      (6.99)%        42.6%(a)         0.0%(b)        (6.45)%        43.6%(a)         0.0%(b)
                                        -----------   -----------       -------        -----------   -----------       -------
                                        -----------   -----------       -------        -----------   -----------       -------

Ratios and supplemental data:
Net assets, end of period (in
  000's)..............................   $232,423      $127,035          $   53         $167,974      $143,171          $  207
Ratio of net investment income (loss)
  to average net assets...............       6.35%          5.8%            n/a(d)          7.00%          6.4%            n/a(d)
Ratio of expenses to average net
  assets..............................       2.22%          2.8%            n/a(d)          1.57%          2.2%            n/a(d)
Ratio of interest expense to average
  net assets..........................       0.22%          N/A             N/A             0.22%          N/A             N/A

--------------------
(a)  Annualized.
(b)  Not annualized.
(c) These selected per share data were calculated based upon weighted average shares during the year.
(d)  Ratios not meaningful due to short period of operation.
(e)  Total investment return does not include sales charges.
+    Commencing October 22, 1992, the Fund began offering Class B shares.
++ All capital shares issued and outstanding as of October 21, 1992 were as Class A shares.

                                                                                                    AVERAGE NUMBER OF
                                                           AMOUNT OF DEBT      AVERAGE AMOUNT OF      FUND'S SHARES
                                                        OUTSTANDING AT END OF   DEBT OUTSTANDING   OUTSTANDING DURING
                                                               PERIOD          DURING THE PERIOD       THE PERIOD
                                                        ---------------------  ------------------  -------------------
Year Ended October 31, 1994...........................        $       0           $ 14,178,082          26,707,832


                                                          AVERAGE AMOUNT OF
                                                        DEBT PER SHARE DURING
                                                             THE PERIOD
                                                        ---------------------
Year Ended October 31, 1994...........................        $    0.53

                               Prospectus Page 10

                            G.T. GLOBAL INCOME FUNDS

                           ALTERNATIVE PURCHASE PLAN

--------------------------------------------------------------------------------

DIFFERENCES BETWEEN THE CLASSES. The primary distinction between the two classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same portfolio of investments of that Fund and have the same rights, except that each class bears the separate expenses of its Rule 12b-1 distribution plan and has exclusive voting rights with respect to such plan, and each class has a separate exchange privilege. See "Management" and "How to Exchange Shares." Each class has distinct advantages and disadvantages for different investors, and investors should choose the class that better suits their circumstances and objectives.

Dividends and other distributions paid by each Fund with respect to its Class A and Class B shares are calculated in the same manner and at the same time. The per share dividends on Class B shares of a Fund will be lower than the per share dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares.

CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.75% of the public offering price imposed at the time of purchase. This initial sales charge is reduced or waived for certain purchases. Purchases of $500,000 or more must be for Class A shares. Class A shares of each Fund also bear annual service and distribution fees of up to 0.35% of the average daily net assets of that class.

CLASS B SHARES. Class B shares are sold at net asset value with no initial sales charge at the time of purchase. Therefore, the entire amount of an investor's purchase payment is invested in the Fund. Class B shares bear annual service and distribution fees of up to 1.00% of the average daily net assets of that class, and investors pay a contingent deferred sales charge of up to 5% of the lesser of the original purchase price or the net asset value of Class B shares at the time of redemption. This deferred sales charge is waived for certain redemptions and is reduced for shares held more than one year. The higher service and distribution fees paid by the Class B shares of a Fund will cause that class to have a higher expense ratio and to pay lower dividends than the Class A shares of that Fund.

FACTORS TO CONSIDER IN CHOOSING A CLASS OF SHARES. In deciding which class to purchase, investors should consider the foregoing factors as well as the following:

INTENDED HOLDING PERIOD. Over time, the cumulative expense of the 1.00% annual service and distribution fees on a Fund's Class B shares will approximate or exceed the expense of the applicable 4.75% maximum initial sales charge plus the 0.35% service and distribution fees on that Fund's Class A shares. For example, if net asset value remains constant, the Class B shares' service and distribution fees would be equal to the Class A shares' initial maximum sales charge and service and distribution fees approximately seven years after purchase in the case of each of the Funds. Thereafter, Class B shares would bear higher expenses. Investors who expect to maintain their investment in a Fund over the long-term but do not qualify for a reduced initial sales charge might elect the Class A initial sales charge alternative because the indirect expense to the shareholder of the accumulated service and distribution fees on the Class B shares eventually will exceed the initial sales charge paid by the shareholder plus the indirect expense to the shareholder of the accumulated service and distribution fees of Class A shares. Class B investors, however, enjoy the benefit of permitting all their dollars to work from the time the investments are made. Any positive investment return on this additional invested amount would partially or wholly offset the higher annual expenses borne by Class B shares. Because the Funds' future returns cannot be predicted, however, there can be no assurance that such a positive return will be achieved.

Finally, Class B shareholders pay a contingent deferred sales charge if they redeem during the first six years after purchase, unless a sales charge waiver applies. Investors expecting to redeem during this period should consider the cost of the applicable contingent deferred sales charge in addition to the annual Class B service and distribution fees, as compared with the cost of the applicable

                               Prospectus Page 11

                            G.T. GLOBAL INCOME FUNDS
initial sales charge and annual service and distribution fees applicable to the Class A shares.

The "Hypothetical Example of Effect of Expenses" under "Prospectus Summary" shows for each Fund, and on an aggregate basis for the High Income Fund and the Portfolio, the cumulative expenses an investor would pay over time on a hypothetical investment in each class of each Fund's shares, assuming an annual return of 5%.

REDUCED SALES CHARGES. Class A share purchases over $50,000 and Class A share purchases made under a Fund's reduced sales charge plans may be made at a reduced initial sales charge. See "How to Invest" for a complete list of reduced sales charges applicable to Class A purchases.

WAIVER OF SALES CHARGES. The entire initial sales charge on Class A shares of a Fund may be waived for certain eligible purchasers and these purchasers' entire purchase price would be immediately invested in a Fund. The contingent deferred sales charge may be waived upon redemption of certain Class B shares. Investors eligible for complete initial sales charge waivers may only purchase Class A shares. See "How to Invest" for a complete list of initial sales charge waivers applicable to Class A purchases and contingent deferred sales charge waivers applicable to Class B purchases. A 1% contingent deferred sales charge is imposed on certain redemptions of Class A shares on which no initial sales charge was assessed.

Investors should understand that the contingent deferred sales charge on the Class B shares and the initial sales charge on the Class A shares are both intended to compensate G.T. Global and selling broker/dealers for their distribution services. Broker/dealers may receive different levels of compensation for selling a particular class of shares of a Fund.

ADVISOR CLASS SHARES. Advisor Class shares may be offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 250 employees; (b) any account investing at least $25,000 in one or more G.T. Global Mutual Funds if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and
(ii) the account holder pays such person as compensation for its advice and other services an annual fee of .50% charged on the assets in the account; (c) any account investing at least $25,000 in one or more G.T. Global Mutual Funds if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of .50% charged on the assets in the account; (d) accounts advised by one of the companies comprising or affiliated with the G.T. Group; and (e) any of the companies comprising or affiliated with the G.T. Group.

See "How to Invest," "How to Redeem Shares," and "Management" for a more complete description of the initial and contingent deferred sales charges, service fees and distribution fees for the Class A and Class B shares of each Fund and "Dividends, Other Distributions and Federal Income Taxation" and "Valuation of Shares" for other differences between these two classes.

--------------------------------------------------------------------------------

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

                             GOVERNMENT INCOME FUND

The Government Income Fund seeks a high level of current income by investing primarily in high quality debt securities of the U.S. and foreign governments, their agencies and instrumentalities. The Fund's secondary objectives are capital appreciation and protection of principal through active management of its maturity structure and currency exposure. There is no assurance that the Fund's investment objectives will be achieved.

At least 65% of the Fund's total assets normally are invested in debt obligations issued or guaranteed by the U.S. or foreign governments (including foreign states, provinces or municipalities) or their agencies, authorities or instrumentalities. For purposes of this policy, the Fund considers debt obligations of supranational entities organized or supported by several national governments, such as the World Bank and the Asian Development Bank, to be "government securities." The Fund also

                               Prospectus Page 12

                            G.T. GLOBAL INCOME FUNDS
may purchase debt obligations of U.S. or foreign companies and financial institutions.

The Fund currently contemplates that it will invest principally in obligations of the United States, Canada, Japan, the Western European nations, New Zealand and Australia, as well as in multinational currency units. Under normal market conditions, the Fund invests in issues of not less than three different countries; investments in the securities of any one country, other than the United States, normally represent no more than 40% of the Fund's total assets. The Fund will not invest in a foreign currency or in securities denominated in a foreign currency if such currency is not at the time of investment considered by G.T. Capital to be fully exchangable into U.S. dollars (or a multinational currency unit) without legal restriction. The Fund may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). The Fund may invest up to 10% of its total assets in "illiquid securities."

As noted above, the Fund invests primarily in high quality government debt securities and thus will only have a limited opportunity to benefit from the potentially higher returns associated with investment in securities that are of lower quality and, accordingly, subject to greater risk. "High quality" debt securities are those rated in the top two ratings categories of Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Group ("S&P") or, if unrated, determined to be of comparable quality by G.T. Capital. In addition, consistent with its investment objectives, the Fund may invest up to 35% of its total assets in a combination of: (a) foreign government securities that are not high quality but are at least "investment grade," i.e., not rated below the fourth highest ratings category of Moody's or S&P or, if unrated, determined by G.T. Capital to be of comparable quality; (b) corporate debt obligations of U.S. or foreign issuers rated at least investment grade by Moody's or S&P, including debt obligations convertible into equity securities or having attached warrants or rights to purchase equity securities; and (c) common stocks, preferred stocks and warrants to acquire such securities, provided that the Fund will not invest more than 20% of its total assets in such securities. A description of the Moody's and S&P ratings is included in the Appendix to this Prospectus. The Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."
G.T. Capital allocates the Fund's assets among securities of countries and in currency denominations where opportunities for meeting the Fund's investment objectives are expected to be the most attractive. G.T. Capital selects securities of particular issuers on the basis of its views as to the best values then currently available in the marketplace. Such values are a function of yield, maturity, issue classification and quality characteristics, coupled with expectations regarding the local and world economies, movements in the general level and term of interest rates, currency values, political developments and variations of the supply of funds available for investment in the world bond market relative to the demands placed upon it.

                             STRATEGIC INCOME FUND

The Strategic Income Fund primarily seeks high current income and secondarily seeks capital appreciation. There is no assurance that the Fund's investment objectives will be achieved.

The Strategic Income Fund allocates its assets among debt securities of issuers in three separate investment areas: (1) the United States, (2) developed foreign countries, and (3) emerging markets. The Fund selects particular debt securities in each sector based on their relative investment merits. Within each area, the Fund selects debt securities from those issued by governments, their agencies and instrumentalities; central banks; and commercial banks and other corporate entities. Debt securities in which the Fund may invest include bonds, notes, debentures, and other similar instruments. The Fund normally invests at least 50% of its total assets in U.S. and foreign debt and other fixed income securities that, at the time of purchase, are rated at least investment grade or, if unrated, determined by G.T. Capital to be of comparable quality. No more than 50% of the Fund's total assets may be invested in securities rated below investment grade, which involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." The Fund may also invest in securities that are in default as to payment of principal and/or interest.

For purposes of the Fund's operations, "emerging markets" will consist of all countries determined by G.T. Capital to have developing or emerging economies and markets. These countries generally

                               Prospectus Page 13

                            G.T. GLOBAL INCOME FUNDS
are expected to include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. The Fund and the Global High Income Portfolio will consider investment in the same emerging markets. These emerging markets are listed under the caption "Investment Objectives and Policies -- High Income Fund" below.

As used in this Prospectus and the Statement of Additional Information, an issuer in an emerging market is an entity: (i) for which the principal securities trading market is an emerging market, as defined above; (ii) that (alone or on a consolidated basis) derives 50% or more of its total revenue from either goods produced, sales made or services performed in emerging markets; or
(iii) organized under the laws of, and with a principal office in, an emerging market.

The Fund's investments in emerging market securities may consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities issued by emerging market governments. "Sovereign debt securities" are those issued by emerging market governments that are traded in the markets of developed countries or groups of developed countries. G.T. Capital may invest in debt securities of emerging market issuers that it determines to be suitable investments for the Fund without regard to ratings. Currently, the substantial majority of emerging market debt securities are considered to have a credit quality below investment grade. Because the Fund's investment in debt securities rated below investment grade is limited to 50% of the Fund's total assets, the Fund's investment in emerging market debt securities is therefore limited to 50% of its total assets as well. The Fund may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Options, Futures, and Forward Currency Transactions."

The Fund also may consider making carefully selected investments in below-investment grade debt securities of corporate issuers in the United States and in developed foreign countries, subject to the overall 50% limitation. See "Risk Factors" for a more complete description of the risks associated with investment in emerging market and other lower quality debt securities. The Fund also may invest in bank loan participations and assignments, which are fixed and floating rate loans arranged through private negotiations between foreign entities. See "Loan Participations and Assignments" below. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund also may borrow for investment purposes up to 33 1/3% of its total assets. See "Borrowing" below.

                                HIGH INCOME FUND

The High Income Fund primarily seeks high current income, and secondarily seeks capital appreciation. The Fund seeks its objectives by investing all of its investable assets in the Global High Income Portfolio, which in turn seeks the same objectives as the Fund by investing at least 65% of its total assets in debt securities of issuers in emerging markets. There is no assurance that the Portfolio's or the Fund's investment objectives will be achieved. The Portfolio intends to invest in the following types of debt securities: bonds, notes and debentures of emerging market governments; securities issued or guaranteed by such governments' agencies or instrumentalities; securities issued or guaranteed by the central banks of emerging market countries; and securities issued by other banks and companies in such countries and securities denominated in or indexed to the currencies of emerging markets. Under current market conditions, the Portfolio expects its investments in emerging market securities to consist substantially of Brady Bonds (see "General Policies -- Brady Bonds," below) and other sovereign debt securities.

Under normal circumstances, the Portfolio may invest up to 35% of its total assets in a combination of (i) equity securities of issuers in emerging markets included in the list below; (ii) equity and debt securities of issuers in developed countries, including the United States; (iii) securities of issuers in emerging markets not included in the list of emerging markets below, if investing therein becomes feasible and desirable subsequent to the date of this Prospectus; and (iv) cash and money market instruments. In evaluating investments in securities of issuers in developed markets, G.T. Capital will consider, among other things, the business activities of the issuer in emerging markets and the impact that developments in emerging markets are likely to have on the issuer's financial condition.

The Portfolio considers "emerging markets" to consist of all countries determined by G.T. Capital to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. For purposes of the Portfolio's policy of normally investing at least 65% of its total assets in debt securities of

                               Prospectus Page 14

                            G.T. GLOBAL INCOME FUNDS
issuers in emerging markets, the Portfolio will consider investment in the following emerging markets:

    Algeria             Malaysia
    Argentina           Mauritius
    Bolivia             Mexico
    Botswana            Morocco
    Brazil              Nicaragua
    Chile               Nigeria
    China               Pakistan
    Colombia            Panama
    Costa Rica          Peru
    Cyprus              Philippines
    Czech Republic      Poland
    Ecuador             Portugal
    Egypt               Russia
    Finland             Singapore
    Ghana               Slovakia
    Greece              Slovak Republic
    Hong Kong           South Korea
    Hungary             Sri Lanka
    India               Swaziland
    Indonesia           Taiwan
    Israel              Thailand
    Ivory Coast         Turkey
    Jamaica             Uruguay
    Jordan              Venezuela
    Kenya               Zimbabwe

Although the Portfolio considers each of the above-listed countries eligible for investment pursuant to the above described 65% of total assets investment policy, the Portfolio will not be invested in all such markets at all times. Moreover, investing in some of those markets currently may not be desirable or feasible, due to the lack of adequate custody arrangements for the Portfolio's assets, overly burdensome repatriation requirements and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or for other reasons. The Portfolio may invest up to 15% of its net assets in illiquid securities.

Under normal circumstances, substantially all of the Portfolio's assets will be invested in debt securities of both governmental and corporate issuers in emerging markets. Emerging markets debt securities generally are considered to have a credit quality below investment grade, as defined above. Lower quality securities involve a high degree of risk and are predominantly speculative. These debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." See "Risk Factors." Many emerging market debt securities are not rated by U.S. ratings agencies such as Moody's and S&P. The Portfolio's ability to achieve its investment objectives is thus more dependent on G.T. Capital's credit analysis. The Portfolio may invest in securities that are in default as to payment of principal and/or interest. The Portfolio may also use instruments (including forward currency contracts) often referred to as "derivatives." See "Options, Futures and Forward Currency Transactions."

OTHER INFORMATION REGARDING THE PORTFOLIO. The High Income Fund may withdraw the investment of the Fund from the Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all the investable assets of the Fund in another pooled investment entity having substantially the same investment objectives as the Fund or the retention by the Fund of its own investment adviser to manage the Fund's assets in accordance with the investment objectives, policies and limitations discussed herein with respect to the Portfolio.

The approval of the High Income Fund and of other investors in the Portfolio, if any, is not required to change the investment objectives, policies or limitations of the Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of the High Income Fund thirty days prior to any changes in the Portfolio's investment objectives. If the objectives of the Portfolio change and the shareholders of the High Income Fund do not approve a parallel change in the Fund's investment objectives, the Fund would seek an alternative investment vehicle or directly retain its own investment adviser.

As previously described, investors should be aware that the High Income Fund, unlike mutual funds which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objectives by investing all of its investable assets in the Portfolio, which is a separate investment company, as previously described. Since the Fund will invest only in the Portfolio, the Fund's shareholders will acquire only an indirect interest in the investments of the Portfolio. Historically, G.T. Capital and G.T. Global have sponsored traditionally structured funds and, therefore, have limited experience with funds that invest all of their assets in a separate portfolio.

In addition to selling its interests to the Fund, the Portfolio may sell its interests to other non-affiliated investment companies and/or other institutional investors. All institutional investors in the

                               Prospectus Page 15

                            G.T. GLOBAL INCOME FUNDS
Portfolio will pay a proportionate share of the Portfolio's expenses and will invest in the Portfolio on the same terms and conditions. However, if another investment company invests all of its assets in the Portfolio, it would not be required to sell its shares at the same public offering price as the Fund and may charge different sales commissions. Therefore, investors in the Fund may experience different returns from investors in another investment company which invests exclusively in the Portfolio. As of the date of this Prospectus, the High Income Fund is the only institutional investor in the Portfolio. However, the Portfolio expects to offer beneficial interests to other institutional investors in the future. Although interests in the Portfolio are not currently available, either directly or indirectly, to individual investors through other funds, information regarding any such funds will be available from G.T. Global at the appropriate toll-free telephone number provided in the Shareholder Account Manual.

Investors in the Fund should be aware that the Funds' investment in the Portfolio may be materially affected by the actions of large investors in the Portfolio, if any. For example, as with all open-end investment companies, if a large investor were to redeem its interest in the Portfolio, the Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could have effective voting control over the operation of the Portfolio. A change in the Portfolio's fundamental objectives, policies and restrictions, which is not approved by the shareholders of the Fund, could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund.

See "Management" for a complete description of the management and other expenses associated with the High Income Fund's investment in the Portfolio. This Prospectus and the Statement of Additional Information relating to the High Income Fund and the Portfolio, dated March 1, 1995, contain more detailed information about the High Income Fund and the Portfolio, including information related to (i) the investment policies and restrictions of the Fund and the Portfolio, (ii) the Directors and officers of the Company, the Trustees and officers of the Portfolio, the administrator of the Fund and the investment manager and administrator of the Portfolio, (iii) portfolio transactions and brokerage commissions, (iv) the Fund's shares, including the rights and liabilities of its shareholders, (v) additional performance information, including the method used to calculate yield and total return, (vi) the determination of the value of the shares of the Fund and (vii) the audited financial statements of Assets and Liabilities of the Fund and the Portfolio at October 31, 1994, respectively.

                                GENERAL POLICIES

TEMPORARY DEFENSIVE STRATEGIES. The Government Income Fund, the Strategic Income Fund and the Portfolio retain the flexibility to respond promptly to changes in market and economic conditions. Accordingly, with the intent of preserving shareholders' capital and consistent with the Funds' or the Portfolio's investment objectives, G.T. Capital may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market conditions. Pursuant to such a defensive strategy, the Government Income Fund, the Strategic Income Fund and the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest up to 100% of their respective assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Government Income Fund's, the Strategic Income Fund's or the Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent the Funds or the Portfolio adopt a temporary defensive investment posture, they will not be invested so as to achieve directly their investment objectives.

In addition, pending investment of proceeds from new sales of Fund or Portfolio shares or to meet ordinary daily cash needs, the Government Income Fund, the Strategic Income Fund and the Portfolio temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in high quality foreign or domestic money market instruments.

                               Prospectus Page 16

                            G.T. GLOBAL INCOME FUNDS

ASSET ALLOCATION. The Government Income Fund, the Strategic Income Fund and the Portfolio each invests in debt obligations allocated among diverse markets and denominated in various currencies, including U.S. dollars, or in multinational currency units such as European Currency Units. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase securities that are issued by the government or a company or financial institution of one country but denominated in the currency of another country (or a multinational currency unit). The Funds are designed for investors who wish to accept the risks entailed in such investments, which are different from those associated with a portfolio consisting entirely of securities of U.S. issuers denominated in U.S. dollars. See "Risk Factors."

G.T. Capital selectively will allocate the assets of the Government Income Fund, the Strategic Income Fund and the Portfolio in securities of issuers in countries and in currency denominations where the combination of fixed income market returns, the price appreciation potential of fixed income securities and currency exchange rate movements will present opportunities primarily for high current income and secondarily for capital appreciation (and, in the case of the Government Income Fund, secondarily for capital appreciation and protection of principal). In so doing, G.T. Capital intends to take full advantage of the different yield, risk and return characteristics that investment in the fixed income markets of different countries can provide for U.S. investors. Fundamental economic strength, credit quality and currency and interest rate trends will be the principal determinants of the emphasis given to various country, geographic and industry sectors within the Government Income Fund, the Strategic Income Fund and the Portfolio. Securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio may be invested in without limitation as to maturity.

G.T. Capital generally evaluates currencies on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, if the exchange rate of the foreign currency declines, the dollar value of the security will decrease. However, the Government Income Fund, the Strategic Income Fund and the Portfolio each may seek to protect itself against such negative currency movements through the use of sophisticated investment techniques. See "Investment Objectives and Policies -- Options, Futures and Forward Currency Transactions" and "Swaps, Caps, Floors and Collars."

BRADY BONDS. The Strategic Income Fund and the Portfolio may invest in "Brady Bonds," which are debt restructurings that provide for the exchange of cash and loans for newly issued bonds. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Jordan, Mexico, Nigeria, Philippines, Poland, Uruguay, Venezuela and are expected to be issued by Ecuador and other emerging market countries. Approximately $136 billion in principal amount of Brady Bonds are outstanding, the largest proportion having been issued by Brazil and Argentina. Brady Bonds issued by Brazil and Argentina currently are rated below investment grade. As of the date of this Prospectus, the Strategic Income Fund and the Portfolio are not aware of the occurrence of any payment defaults on Brady Bonds. Investors should recognize, however, that Brady Bonds have been issued only recently and, accordingly, do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the secondary market for Latin American debt. The Salomon Brothers Brady Bond Index provides a benchmark that can be used to compare returns of emerging market Brady Bonds with returns in other bond markets, e.g., the U.S. bond market.

The Strategic Income Fund and the Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

LOAN PARTICIPATIONS AND ASSIGNMENTS. The Strategic Income Fund and the Portfolio may invest in fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign entity and one or more financial institutions

                               Prospectus Page 17

                            G.T. GLOBAL INCOME FUNDS
("Lenders"). The majority of the Fund's and the Portfolio's investments in Loans in emerging markets is expected to be in the form of participations in Loans ("Participations") and assignments of portions of Loans from third parties ("Assignments"). Participations typically will result in the Fund and/or the Portfolio having a contractual relationship only with the Lender, not with the borrower government. The Fund and/or the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund and/or the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan ("Loan Agreement"), nor any rights of set-off against the borrower, and the Fund and/or the Portfolio may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund and/or the Portfolio will assume the credit risk of both the borrower and the Lender that is selling the Participation.

In the event of the insolvency of the Lender selling a Participation, the Fund and/or the Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. The Fund and/or the Portfolio will acquire Participations only if the Lender interpositioned between the Fund and/or the Portfolio and the borrower is determined by G.T. Capital to be creditworthy. When the Fund and/or the Porfolio purchases Assignments from Lenders, the Fund and/or the Portfolio will acquire direct rights against the borrower on the Loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund and/or the Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

The Strategic Income Fund and the Portfolio may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited and, the Fund and the Portfolio anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the Fund's and the Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet the Fund's and/or the Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the Fund and/or the Portfolio to assign a value to those securities for purposes of valuing the Fund's or the Portfolio's portfolio and calculating its net asset value. The investment of the Strategic Income Fund and the Portfolio in illiquid securities, including Assignments and Participations, is limited to 15% of net assets, respectively.

WHEN-ISSUED AND FORWARD COMMITMENT SECURITIES. The Government Income Fund, the Strategic Income Fund and the Portfolio may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Funds and the Portfolio will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities which have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery of the securities. If a Fund or the Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Fund or the Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or high grade liquid debt securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that a Fund or the Portfolio may incur a loss. The Government Income Fund may invest up to 5% if its total assets in a combination of securities purchased on a when-issued basis or with respect to which it has entered into forward commitment agreements. The Strategic Income Fund may enter into reverse repurchase agreements, although it currently does not intend to do so with respect to more than 5% of its total assets.

                               Prospectus Page 18
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                            G.T. GLOBAL INCOME FUNDS

BORROWING. From time to time, it may be advantageous for the Government Income Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Accordingly, the Government Income Fund may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemption of Fund shares. The Government Income Fund also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. However, the Government Income Fund will not borrow for leverage purposes, nor will the Fund purchase securities while borrowings are outstanding. See "Investment Objectives and Policies" in the Statement of Additional Information.

Both the Strategic Income Fund and the Portfolio are authorized to borrow money from banks in an amount up to 33 1/3% of its total assets (including the amount borrowed), less all liabilities and indebtedness other than the borrowings and may use the proceeds of such borrowings for investment purposes. The Strategic Income Fund and the Portfolio will borrow for investment purposes only when G.T. Capital believes that such borrowings will benefit the Fund or the Portfolio, respectively, after taking into account considerations such as the costs of the borrowing and the likely investment returns on the securities purchased with the borrowed monies.

Borrowing for investment purposes is known as leveraging, which is a speculative practice. Such borrowing by the Strategic Income Fund and the Portfolio creates the opportunity for increased net income and appreciation but, at the same time, involves special risk considerations. For example, leveraging might exaggerate changes in the net asset value of Fund shares and in the yield realized by the Fund or the Portfolio. Although the principal amount of such borrowings will be fixed, the Strategic Income Fund's and the Portfolio's assets may change in value during the time the borrowing is outstanding. By leveraging the Fund or the Portfolio, changes in net asset values, higher or lower, may be greater in degree than if leverage was not employed. To the extent the income derived from the assets obtained with borrowed funds exceeds the interest and other expenses that the Fund or the Portfolio will have to pay, the Fund's or the Portfolio's net income will be greater than if borrowing was not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund or the Portfolio will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Strategic Income Fund and the Portfolio each expects that some of its borrowings may be made on a secured basis.

In addition to the foregoing borrowings, the Strategic Income Fund and the Portfolio each may borrow money for temporary or emergency purposes or payments in an amount not exceeding 5% of the value of its total assets (not including the amount borrowed) provided that the total amount borrowed by the Strategic Income Fund or the Portfolio for any purpose does not exceed 33 1/3% of its total assets.

REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into repurchase agreements. Repurchase agreements are transactions in which the purchaser buys a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. See "Investment Objectives and Policies" in the Statement of Additional Information for more information about the risks associated with investment in such transactions.

The Funds and the Portfolio may also enter into reverse repurchase agreements with the same parties with whom they may enter into repurchase agreements. Under a reverse repurchase agreement, the Funds or the Portfolio would sell securities and agree to repurchase them at a particular price at a future date. At the time a Fund or the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated amount with an approved custodian containing cash or liquid high grade debt securities having a value not less than the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund or the Portfolio may decline below the price of the securities a Fund or the Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's or the Portfolio's obligation to repurchase the securities, and a Fund's or the Portfolio's use of the proceeds of

                               Prospectus Page 19

                            G.T. GLOBAL INCOME FUNDS
the reverse repurchase agreement may effectively be restricted pending such decision.

The Strategic Income Fund and the Portfolio also may enter into "dollar rolls," in which the Fund or the Portfolio sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund or the Portfolio would forego principal and interest paid on such securities. The Fund or the Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. See "Investment Objectives and Policies" in the Statement of Additional Information.

Reverse repurchase agreements and dollar rolls will be treated as borrowings and will be deducted from the Strategic Income Fund's or the Portfolio's assets for purposes of calculating compliance with the Fund's or the Portfolio's borrowing limitation. See "Investment Limitations" in the Statement of Additional Information.

SECURITIES LENDING. The Government Income Fund, the Strategic Income Fund and the Portfolio are authorized to make loans of their respective portfolio securities to broker/dealers or to other institutional investors. At all times a loan is outstanding, each Fund and the Portfolio requires the borrower to maintain with the Fund's or the Portfolio's custodian, collateral consisting of cash, U.S. government securities or other liquid, high grade debt securities equal to at least the value of the borrowed securities, plus any accrued interest. Each Fund and the Portfolio will receive any interest paid on the loaned securities and a fee and/or a portion of the interest earned on the collateral. Each Fund and the Portfolio will limit loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in recovery of the loaned securities or possible loss of rights in the collateral should the borrower fail financially.

ZERO COUPON SECURITIES. The Strategic Income Fund and the Portfolio may invest in certain zero coupon securities that are "stripped" U.S. Treasury notes and bonds. They also may invest in zero coupon and other deep discount securities issued by foreign governments and domestic and foreign corporations, including certain Brady Bonds and other foreign debt and in payment-in-kind securities. Zero coupon securities pay no interest to holders prior to maturity, and payment-in-kind securities pay interest in the form of additional securities. However, a portion of the original issue discount on zero coupon securities and the "interest" on payment-in-kind securities will be included in the investing Fund's or Portfolio's income. Accordingly, for a Fund to continue to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax (see "Taxes" in the Statement of Additional Information), it may be required to distribute an amount that is greater than the total amount of cash it actually receives (or, in the case of the High Income Fund, its share of the total amount of cash the Portfolio actually receives). These distributions must be made from the Fund's (or, in the case of the High Income Fund, its, or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund or the Portfolio will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately may be reduced as a result. Zero coupon and payment-in-kind securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make current distributions of interest in cash.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. In seeking to protect against currency exchange rate or interest rate changes that are adverse to their present or prospective positions, the Government Income Fund, the Strategic Income Fund and the Portfolio may employ certain risk management practices involving the use of forward currency contracts, options on securities, options on indices, options on currencies, and futures contracts and options on futures contracts on U.S. and foreign government securities, indices of those securities and currencies. The Strategic Income Fund and the Portfolio also may enter into interest rate, currency and index swaps and purchase or sell related caps, floors and collars and other derivatives. See "Swaps, Caps, Floors and Collars" below. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into

                               Prospectus Page 20

                            G.T. GLOBAL INCOME FUNDS
such instruments up to the full value of their portfolio assets. There can be no assurance that a Fund's or the Portfolio's risk management practices will succeed. These techniques are described below and are further detailed in the Statement of Additional Information.

Only a limited market, if any, currently exists for forward currency contracts and options and futures instruments relating to currencies of most emerging markets, to securities denominated in such currencies or to securities of issuers domiciled or principally engaged in business in such emerging markets. To the extent that such a market does not exist, G.T. Capital may not be able to effectively hedge its investment in such emerging markets.

To attempt to hedge against adverse movements in exchange rates between currencies, the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to the respective Fund's or the Portfolio's portfolio positions. For example, when a Fund or the Portfolio anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which a currency exchange transaction related to the purchase or sale will be made. Further, when G.T. Capital believes that a particular currency may decline compared to the U.S. dollar or another currency, a Fund or the Portfolio may enter into a forward contract to sell the currency G.T. Capital expects to decline in an amount up to the value of the portfolio securities held by the Fund or the Portfolio denominated in a foreign currency. Each Fund and the Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on futures contracts on currencies to hedge against movements in exchange rates.

In addition, each Fund and the Portfolio may purchase and sell put and call options on securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or the Portfolio or that G.T. Capital intends to include in the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may buy and sell put and call options on indices. Such index options serve to hedge against overall fluctuations in the securities markets or market sectors generally, rather than anticipated increases or decreases in the value of a particular security.

Further, the Funds and the Portfolio may sell index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general market or market sector decline that could adversely affect the Fund's or the Portfolio's portfolio. The Funds and the Portfolio also may buy index futures contracts and purchase call options or write put options on such contracts to hedge against a general market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Fund or the Portfolio may use interest rate futures contracts and options thereon to hedge its portfolio against changes in the general level of interest rates.

In addition, the Government Income Fund, the Strategic Income Fund and the Portfolio may write and purchase put and call options on securities, currencies and indices that are traded on recognized securities exchanges and over-the-counter ("OTC") markets.

These practices may result in the loss of principal under certain conditions. In addition, certain provisions of the Internal Revenue Code of 1986, as amended ("Code"), have the effect of limiting the extent to which the Government Income Fund, the Strategic Income Fund and the Portfolio may enter into forward contracts or futures contracts, or engage in options transactions. See "Taxes" in the Statement of Additional Information.

Although a Fund or the Portfolio might not employ any of the foregoing strategies, its use of forward currency contracts, options and futures would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (1) dependence on G.T. Capital's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund or the Portfolio invests;

                               Prospectus Page 21

                            G.T. GLOBAL INCOME FUNDS
(4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time;
(5) the possible inability of a Fund or the Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Fund or the Portfolio to sell a security at a disadvantageous time, due to the need for the Fund or the Portfolio to maintain "cover" or to segregate securities in connection with hedging transactions; and
(6) the possible need of a Fund or the Portfolio to defer closing out of certain options, futures contracts and options thereon and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Code. See "Dividends, Other Distributions and Federal Income Taxation" herein and "Taxes" in the Statement of Additional Information. If G.T. Capital incorrectly forecasts currency exchange rates or interest rates in utilizing a strategy for a Fund or the Portfolio, it would be in a better position if it had not hedged at all. A Fund or the Portfolio also may conduct its foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

SWAPS, CAPS, FLOORS AND COLLARS. The Strategic Income Fund and the Portfolio may enter into interest rate, currency and index swaps, and purchase or sell related caps, floors and collars and other derivative instruments. The Strategic Income Fund and the Portfolio expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a technique for managing the portfolio's duration (I.E., the price sensitivity to changes in interest rates) or to protect against any increase in the price of securities the Fund or the Portfolio anticipates purchasing at a later date. The Fund and the Portfolio intend to use these transactions as hedges, and neither will sell interest rate caps or floors if it does not own securities or other instruments providing an income stream roughly equivalent to what the Fund or the Portfolio may be obligated to pay.

Interest rate swaps involve the exchange by the Fund or the Portfolio with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the values of the reference indices.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

INDEXED COMMERCIAL PAPER. The Strategic Income Fund and the Portfolio may invest without limitation in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. The Strategic Income Fund and the Portfolio will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount of principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between the two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rates enables the Fund and the Portfolio to hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while seeking to provide an attractive money market rate of return. The Fund and the Portfolio will not purchase such commerical paper for speculation. The staff of the SEC is currently considering whether the purchase of this type of commercial paper by mutual funds such as the Fund and the Portfolio would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Fund and the Portfolio believe that such investments do not involve the creation of such a senior security but, nevertheless, each has undertaken, pending the resolution of this issue by the SEC staff, to establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. government

                               Prospectus Page 22

                            G.T. GLOBAL INCOME FUNDS
securities or liquid, high grade debt securities having a value equal to the aggregate, outstanding principal amount of the commercial paper of this type that is held in the portfolios of the Fund and the Portfolio.

OTHER INFORMATION. For the fiscal years ended October 31, 1994 and 1993, the portfolio turnover rates for the Government Income Fund were 625% and 495%, respectively. For the fiscal years ended October 31, 1994 and 1993, the portfolio turnover rates for the Strategic Income Fund were 583% and 310%, respectively. For the fiscal year ended October 31, 1994 and 1993, the portfolio turnover rates for the High Income Portfolio were 178% and 195%, respectively. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that a Fund or the Portfolio will bear directly. In addition, such turnover rates may have certain tax consequences, including increasing taxable gains. See "Management" and "Dividends, Other Distributions, and Federal Income Taxation."

Each Fund's investment objectives may not be changed without the approval of a majority of the respective Fund's outstanding voting securities. As defined in the 1940 Act and as used in this Prospectus, a "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Each Fund's other investment policies described herein are not fundamental policies and may be changed by a vote of a majority of the Company's Board of Directors without shareholder approval, provided that any such policies as so amended do not conflict with that Fund's fundamental investment limitations. See "Investment Limitations" in the Statement of Additional Information.

                               Prospectus Page 23
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                            G.T. GLOBAL INCOME FUNDS

                                  RISK FACTORS

--------------------------------------------------------------------------------

GENERAL. Each Fund's net asset value will fluctuate, reflecting fluctuations in the market value of its portfolio positions and its net currency exposure. The value of fixed income securities held by the Government Income Fund, the Strategic Income Fund and the Portfolio generally fluctuates inversely with interest rate movements. Longer term bonds held by the Government Income Fund, the Strategic Income Fund or the Portfolio are subject to greater interest rate risk. There is no assurance that any Fund or the Portfolio will achieve its investment objectives.

According to G.T. Capital, as of December 31, 1994, over 63% of the value of all outstanding government debt obligations throughout the world was represented by obligations denominated in currencies other than the U.S. dollar. Moreover, from time to time, the debt securities of issuers located outside the United States have substantially outperformed the debt obligations of U.S. issuers. Accordingly, G.T. Capital believes that the Government Income Fund and the Strategic Income Fund's policy of investing in debt securities throughout the world and the Portfolio's policy of investing in debt securities of issuers in emerging markets may enable the achievement of results superior to those produced by mutual funds, with similar objectives to those of the Funds, that invest solely in debt securities of U.S. issuers.

Nonetheless, foreign investing does entail certain risks. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The securities of non-U.S. issuers generally are not registered with the SEC, nor are the issuers thereof usually subject to the SEC's reporting requirements. Accordingly, there may be less publicly available information about foreign securities and issuers than is available with respect to U.S. securities and issuers. The Government Income and Strategic Income Funds' and the Portfolio's net investment income from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing their net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Government Income Fund, the Strategic Income Fund and the Portfolio, political or social instability, or diplomatic developments which could affect the investments of the Government Income Fund, the Strategic Income Fund and the Portfolio in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Each Fund and the Portfolio has registered under the 1940 Act as a "non-diversified" fund; therefore, the Government Income Fund, the Strategic Income Fund, the High Income Fund (through its investment in the Portfolio) and the Portfolio each will be able, with respect to 50% of their total assets, to invest more than 5% of their total assets in obligations of one issuer. Because each Fund and the Portfolio is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, the Funds and the Portfolio may be subject to greater investment and credit risk with respect to their portfolios than mutual funds which are required to be more broadly diversified.

CURRENCY RISK. Since the Government Income Fund, the Strategic Income Fund and the Portfolio normally invest substantially in securities denominated in currencies other than the U.S. dollar, and since they may hold foreign currencies, they will be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Funds and gains and losses realized by the Funds. Currencies generally are evaluated on the basis of fundamental economic criteria (e.g., relative inflation and interest rate levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and

                               Prospectus Page 24

                            G.T. GLOBAL INCOME FUNDS
political data. The exchange rates between the U.S. dollar and other currencies are determined by supply and demand in the currency exchange markets, the international balance of payments, governmental intervention, speculation and other economic and political conditions. If the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the currency would adversely affect the value of the security expressed in U.S. dollars.

RISKS ASSOCIATED WITH INVESTMENT IN EMERGING MARKETS. Because of the special risks associated with investing in emerging markets, an investment in the Strategic Income Fund and the Portfolio should be considered speculative. Investors are strongly advised to consider carefully the special risks involved in emerging markets, which are in addition to the usual risks of investing in developed foreign markets around the world.

Investing in emerging markets involves risks relating to potential political and economic instability within such markets and the risks of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging market, the Strategic Income Fund or the Portfolio could lose its entire investment in that market.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries in which they trade.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging securities markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other costs relating to investment in foreign markets generally are more expensive than in the United States, particularly with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Strategic Income Fund or the Portfolio to make intended securities purchases due to settlement problems could cause the Strategic Income Fund or the Portfolio to forego attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Strategic Income Fund or the Portfolio due to subsequent declines in value of the portfolio security or, if the Strategic Income Fund or the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for the Strategic Income Fund's or the Portfolio's portfolio securities in such markets may not be readily available.
Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, when the Strategic Income Fund or the Portfolio believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(e) of the 1940 Act. During the period commencing from the Strategic Income Fund's or the Portfolio's identification of such conditions until the date of SEC action, the portfolio securities of the Strategic Income Fund or the Portfolio in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees.

SOVEREIGN DEBT. The Strategic Income Fund and the Portfolio may invest in sovereign debt securities of emerging market governments, including Brady Bonds. Investments in such securities involve

                               Prospectus Page 25

                            G.T. GLOBAL INCOME FUNDS
special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn a Fund's net asset value, to a greater extent than the volatility inherent in domestic fixed income securities.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due, may result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to timely service its debts.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the Fund's or the Portfolio's investments. Emerging markets are faced with social and political issues and some of them have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance governmental programs, and may have other adverse social, political and economic consequences. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. Although G.T. Capital intends to manage the Strategic Income Fund and the Portfolio in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Fund or the Portfolio to suffer a loss of interest or principal on any of its holdings.

In recent years, some of the emerging market countries in which the Strategic Income Fund and the Portfolio expect to invest have encountered difficulties in servicing their sovereign debt obligations. Some of these countries have withheld payments of interest and/or principal of sovereign debt. These difficulties have also led to agreements to restructure external debt obligations -- in particular, commercial bank loans, typically by rescheduling principal payments, reducing interest rates and extending new credits to finance interest payments on existing debt. In the future, holders of emerging market sovereign debt securities may be requested to participate in similar rescheduling of such debt. Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Currently, Brazil, Mexico and Argentina are the largest debtors among developing countries. At times certain emerging market countries have declared moratoria on the payment of principal and interest on external debt; such a moratorium is currently in effect in certain emerging market countries. There is no bankruptcy proceeding by which a creditor may collect in whole or in part sovereign debt on which an emerging market government has defaulted.

The ability of emerging market governments to make timely payments on their sovereign debt securities is likely to be influenced strongly by a country's balance of trade and its access to trade and other international credits. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of such commodities. Increased protectionism on the part of a country's trading partners could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any. To the extent that a country receives payment for its exports in currencies other than hard currencies, its ability to make hard currency payments could be affected.

Investors should also be aware that certain sovereign debt instruments in which the Strategic Income Fund and the Portfolio may invest involve great risk. As noted above, sovereign debt obligations issued by emerging market governments generally are deemed to be the equivalent in terms of quality to securities rated below investment grade

                               Prospectus Page 26

                            G.T. GLOBAL INCOME FUNDS
by Moody's and S&P. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Some of such securities, with respect to which the issuer currently may not be paying interest or may be in payment default, may be comparable to securities rated D by S&P or C by Moody's. The Strategic Income Fund and the Portfolio may have difficulty disposing of and valuing certain sovereign debt obligations because there may be a limited trading market for such securities. Because there is no liquid secondary market for many of these securities, the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors.

RISKS ASSOCIATED WITH INVESTMENTS IN LOWER QUALITY DEBT SECURITIES. As discussed above, it is expected that under normal market conditions the Strategic Income Fund may invest up to 50% of its total assets in debt securities rated below investment grade, and substantially all the Portfolio's assets will be so invested. Such investments involve a high degree of risk.

Debt rated BB, B, CCC, CC and C and debt rated Ba, B, Caa, Ca and C is regarded by S&P and Moody's, respectively, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. For S&P, BB indicates the lowest degree of speculation and C the highest degree of speculation. For Moody's, Ba indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Similarly, debt rated Ba or BB and below is regarded by the relevant rating agency as speculative. Debt rated C by Moody's or S&P is the lowest quality debt that is not in default as to principal or interest and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Such securities are also generally considered to be subject to greater risk than higher quality securities with regard to a deterioration of general economic conditions. These securities are the equivalent of high yield, high risk bonds. As noted above, the Strategic Income Fund and the Portfolio may invest in debt securities rated below C, which are in default as to principal and/or interest.

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit quality in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. Similarly, certain emerging market governments that issue lower quality debt securities are among the largest debtors to commercial banks, foreign governments and supranational organizations such as the World Bank and may not be able or willing to make principal and/or interest repayments as they come due. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Strategic Income Fund or the Portfolio. If an issuer exercises these provisions in a declining interest rate market, the Strategic Income Fund or the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Strategic Income Fund and the Portfolio may have difficulty disposing of lower quality securities

                               Prospectus Page 27

                            G.T. GLOBAL INCOME FUNDS
because there may be a thin trading market for such securities. There may be no established retail secondary market for many of these securities, and the Strategic Income Fund and the Portfolio anticipate that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Strategic Income Fund and the Portfolio to obtain accurate market quotations for purposes of valuing the securities in the portfolios of the Strategic Income Fund and the Portfolio. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower quality securities, especially in a thinly traded market. The Strategic Income Fund and the Portfolio also may acquire lower quality debt securities during an initial underwriting or may acquire lower quality debt securities which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

Factors having an adverse effect on the market value of lower rated securities or their equivalents purchased by the Strategic Income Fund and the Portfolio will adversely impact net asset value of the Strategic Income Fund and the High Income Fund. See "Risk Factors" in the Statement of Additional Information. In addition to the foregoing, such factors may include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. The Strategic Income Fund and the Portfolio each also may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings, and the Fund and the Portfolio may have limited legal recourse in the event of a default. Debt securities issued by governments in emerging markets can differ from debt obligations issued by private entities in that remedies from defaults generally must be pursued in the courts of the defaulting government, and legal recourse is therefore somewhat diminished. Political conditions, in terms of a government's willingness to meet the terms of its debt obligations, also are of considerable significance. There can be no assurance that the holders of commercial bank debt may not contest payments to the holders of debt securities issued by governments in emerging markets in the event of default by the governments under commercial bank loan agreements.

As of October 31, 1994, the Strategic Income Fund and the Portfolio had 78.1% and 61.3%, respectively, of their total net assets in debt securities that received a rating from Moody's and 18.9% and 29.7%, respectively, of their total net assets in debt securities that were not so rated. In addition, the Strategic Income Fund and the Portfolio had 3.0% and 9.0%, respectively, of their total net assets in cash. The Strategic Income Fund had the following percentages of its total net assets invested in rated securities: Aaa (including cash and cash items) -- 46.2%, Aa -- 0.5%, A -- 12.0%, Baa -- 0.3%, Ba -- 12.0%, B -- 10.1%,
Caa -- 0%, Ca -- 0%, C -- 0%. The Portfolio had the following percentages of its total net assets invested in rated securities: Aaa (including cash and cash items) -- 15.6%, Aa -- 0%, A -- 6.0%, Baa -- 1.6%, Ba -- 25.3%, B -- 21.8%, Caa
-- 0%, Ca -- 0%, C -- 0%. It should be noted that this information reflects the composition of the Strategic Income Fund and Portfolio's assets as of October 31, 1994 and is not necessarily representative of their assets at any time after that date.

G.T. Capital attempts to minimize the speculative risks associated with investments in lower quality securities through credit analysis and by carefully monitoring current trends in interest rates, political developments and other factors. Nonetheless, investors should carefully review the investment objectives and policies of the Funds and the Portfolio and consider their ability to assume the investment risks involved before making an investment in either of those Funds.

--------------------------------------------------------------------------------

                                 HOW TO INVEST

--------------------------------------------------------------------------------

GENERAL. Each of the Funds is authorized to issue three classes of shares. Class A shares of the Funds are sold to investors subject to an initial sales charge, while Class B shares of the Funds are sold without an initial sales charge but are subject to higher ongoing expenses and a contingent deferred

                               Prospectus Page 28

                            G.T. GLOBAL INCOME FUNDS
sales charge payable upon certain redemptions. The third class of shares of the Funds, the Advisor Class, may be offered through a separate prospectus only to certain investors. Investors known to be eligible to purchase Advisor Class shares will be sold only Advisor Class shares rather than any other class of shares offered by a Fund. See "Alternative Purchase Plan."

Orders received before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. The minimum initial investment is $500 ($100 for IRAs and $25 for 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly or quarterly payments of at least that amount), and the minimum for additional purchases is $100 (with a $25 minimum for IRAs, 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. See "How to Invest -- Public Offering Price." The Funds and G.T. Global reserve the right to reject any purchase order.

WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF A FUND. ALL SHARE PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.

PURCHASES THROUGH BROKER/DEALERS. Shares of the Funds may be purchased through broker/dealers with which G.T. Global has entered into dealer agreements. Orders received by such broker/dealers before the close of regular trading on the NYSE on a Business Day will be effected that day, provided that such order is transmitted to the Transfer Agent prior to its close of business on such day. The broker/dealer will be responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to such time. After an initial investment is made and a shareholder account is established through a broker/dealer, at the investor's option, subsequent purchases may be made directly through G.T. Global. See "Shareholder Account Manual."
Broker/dealers that do not have dealer agreements with G.T. Global also may offer to place orders for the purchase of shares. Purchases made through such broker/dealers will be effected at the public offering price next determined after the order is received by the Transfer Agent. Such a broker/ dealer may charge the investor a transaction fee as determined by the broker/dealer. That fee will be in addition to the sales charge payable by the investor with respect to Class A shares, and may be avoided if shares are purchased through a broker/ dealer that has a dealer agreement with G.T. Global or directly through G.T. Global.

PURCHASES THROUGH THE DISTRIBUTOR. Investors may purchase shares and open an account directly through G.T. Global, the Fund's distributor by completing and signing the Account Application located at the end of this Prospectus. Investors should mail to the Transfer Agent the completed Account Application indicating the class of shares together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by such an application.

Investors also may purchase shares of the Funds through G.T. Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. Accordingly, a bank wire received by the close of regular trading on the NYSE on a Business Day will be effected that day. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to the Funds. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to the Funds. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

                               Prospectus Page 29

                            G.T. GLOBAL INCOME FUNDS

                           PURCHASING CLASS A SHARES

Each Fund's public offering price per Class A share is equal to the net asset value per share (see "Calculation of Net Asset Value") including any sales charge determined in accordance with the following schedule.

                  SALES CHARGE AS PERCENTAGE OF         DEALER
AMOUNT OF PUR-                                      REALLOWANCE AS
CHASE             ------------------------------     PERCENTAGE OF
AT THE PUBLIC       OFFERING           NET           THE OFFERING
OFFERING PRICE        PRICE        INVESTMENT            PRICE
----------------  -------------  ---------------  -------------------
Less than
  $50,000.......          4.75%           4.99%              4.25%
$50,000 but less
  than
  $100,000......          4.00%           4.17%              3.50%
$100,000 but
  less than
  $250,000......          3.00%           3.09%              2.75%
$250,000 but
  less than
  $500,000......          2.00%           2.04%              1.75%
$500,000 or
  more..........          0.00%           0.00%              *

------------------
* G.T. Global will pay the following commissions to brokers that initiate and are responsible for purchases of any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate brokerage commission to be paid in connection with the transaction, G.T. Global will combine purchases made by a broker on behalf of a single client so that the broker's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.
     All shares purchased pursuant to a sales charge waiver based on the purchase equalling at least $500,000 will be subject to a contingent deferred sales charge for the first two years after their purchase, as described under "Contingent Deferred Sales Charge -- Class A Shares," equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption.

From time to time, G.T. Global may reallow to broker/dealers the full amount of the sales charge on Class A shares or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, G.T. Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that G.T. Global reallows the full amount of the sales charge to broker/ dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933. Commissions also may be paid to broker/dealers and other financial institutions that initiate purchases of at least $500,000 made pursuant to sales charge waivers (i) and (vii), described below under "Sales Charge Waivers -- Class A Shares."
The following describes purchases that may be aggregated for purposes of determining the "Amount of Purchase":

(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years. This includes shares purchased in connection with an employee benefit plan(s) exclusively for the benefit of such individual(s), such as an IRA, individual plans under Code Section 403(b) or single-participant Keogh-type plans. This also includes purchases made by a company controlled by such individual(s).

(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Code Section 401(k), and medical, life and disability insurance trusts) other than a plan described in "(a)" above.

Or

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:

(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least 100 but less than 250 employees.

(ii) Current or retired Trustees, Directors and officers of the investment companies for which G.T. Capital serves as investment manager and/or administrator; employees or retired employees of the companies comprising the G.T. Group or affiliated companies of the G.T. Group; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.

(iii) Registered representatives or full-time employees of broker/dealers that have entered into dealer agreements with G.T. Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or

                               Prospectus Page 30

                            G.T. GLOBAL INCOME FUNDS
through their affiliates, have entered into dealer agreements with G.T. Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with G.T. Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the G.T. Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the G.T. Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the G.T. Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other G.T. Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising DISCRETIONARY investment authority with respect to the money to be invested in the G.T. Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000, and further provided that such money is not eligible to be invested in the Advisor Class.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with G.T. Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming G.T. Global Mutual Fund shares and subsequently repay such loans via a purchase of Fund shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan which is invested in G.T. Global Mutual Funds, the proceeds of which are reinvested in Fund shares.

(xi) Accounts not eligible for the Advisor Class as to which a financial institution or broker/dealer charges an account management fee, provided the financial institution or broker/dealer has entered into an agreement with G.T. Global regarding such accounts.

REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of the Fund and/or one or more of the other G.T. Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase will be effected at the net asset value per share next determined after such receipt. For a discussion of the federal income tax consequences of a reinstatement, see "Dividends, Other Distributions and Federal Income Taxation -- Taxes."

REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares of the Funds may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. For more details on these plans, investors should contact their brokers or the Transfer Agent.

RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of the Funds at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of the other G.T. Global Mutual Funds (other than G.T. Global Dollar Fund) plus (c) the current public offering price of all shares of G.T. Global Mutual Funds (other than shares of G.T. Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their brokers, the Transfer Agent or G.T. Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND SHARES OF ANY G.T. GLOBAL MUTUAL FUND THAT OFFERS A SINGLE CLASS OF SHARES (OTHER THAN G.T. GLOBAL DOLLAR FUND).

LETTER OF INTENT. In executing a Letter of Intent ("LOI") an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of the Funds and the Class A shares of other G.T. Global Mutual Funds (other than G.T. Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of G.T. Global Mutual Fund Class A shares (other than shares of G.T. Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with

                               Prospectus Page 31

                            G.T. GLOBAL INCOME FUNDS
the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to G.T. Global of a higher applicable sales charge.

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualification for such treatment. THE FOREGOING LETTER OF INTENT WILL APPLY ONLY TO CLASS A SHARES OF THE FUNDS AND SHARES OF ANY G.T. GLOBAL MUTUAL FUND THAT OFFERS A SINGLE CLASS OF SHARES (OTHER THAN G.T. GLOBAL DOLLAR FUND). THE VALUE OF CLASS B SHARES OF ANY G.T. GLOBAL MUTUAL FUND WILL NOT BE COUNTED TOWARD THE FULFILLMENT OF AN LOI.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without a sales charge. Purchases of Class A shares of two or more G.T. Global Mutual Funds (other than the G.T. Global Dollar Fund) may be combined for this purpose, and the right of accumulation also applies to such purchases. If a shareholder within two years after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more as described above under "Purchasing Class A Shares," a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares that are redeemed will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) reinvestment of dividends or other distributions or (2) Class A shares redeemed more than two years after their purchase. Such shares purchased in amounts of at least $500,000 without a sales charge may be exchanged for Class A shares of another G.T. Global Mutual Fund (other than G.T. Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any contingent deferred sales charge will be paid to G.T. Global. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below are applied to redemptions of Class A shares upon which a contingent deferred sales charge is imposed.

                           PURCHASING CLASS B SHARES

The public offering price of the Class B shares of each Fund is the next determined net asset value per share. No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Since the Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment.

Class B shares of a Fund that are redeemed will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents:
(1) reinvestment of dividends or capital gain distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below. Accordingly, no charge is imposed on increases in net asset value above the original purchase price:

                                  CONTINGENT DEFERRED SALES
                                CHARGE AS A PERCENTAGE OF THE
                                LESSER OF NET ASSET VALUE AT
                                 REDEMPTION OR THE ORIGINAL
      REDEMPTION DURING                PURCHASE PRICE
------------------------------  -----------------------------
1st Year Since Purchase.......                    5%
2nd Year Since Purchase.......                    4%
3rd Year Since Purchase.......                    3%
4th Year Since Purchase.......                    3%
5th Year Since Purchase.......                    2%
6th year Since Purchase.......                    1%
Thereafter....................                    0%

                               Prospectus Page 32

                            G.T. GLOBAL INCOME FUNDS

In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the cost of shares purchased seven years or more prior to the redemption; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable six-year period.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165.00 would be sold without a contingent deferred sales charge. The number of shares needed to fund the remaining $335.00 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge the original purchase price of $10.00 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10.00 per share at a contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.

For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares. The amount of any contingent deferred sales charge will be paid to G.T. Global.

                              CONTINGENT DEFERRED
                              SALES CHARGE WAIVERS

The contingent deferred sales charge will be waived for exchanges, as described below, and for redemptions in connection with each Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually. In addition, the contingent deferred sales charge will be waived in the following circumstances:
(1) total or partial redemptions made within one year following the death or disability of a shareholder; (2) minimum required distribution made in connection with a G.T. Global IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) total or partial redemption resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan;
(4) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (5) a one-time reinvestment in Class B shares of a Fund within 180 days of prior redemption, and (6) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (7) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in G.T. Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code (other than tax-free rollovers or transfers of asset) and the proceeds of which are reinvested in Fund shares; (8) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (9) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (10) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;
(11) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to
Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (12) redemptions made in connection with a distribution (from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code) to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Reg.Section 1.401(k)-1(d)(2)); and (13) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

                               Prospectus Page 33

                            G.T. GLOBAL INCOME FUNDS

                             PROGRAMS APPLICABLE TO
                       CLASS A SHARES AND CLASS B SHARES

AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the G.T. Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more (or $25 for IRAs, 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Fund. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from a Fund in cash. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or G.T. Global for more information.

DOLLAR COST AVERAGING PROGRAM. Dollar cost averaging is a systematic, disciplined investment method through which a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. The G.T. Dollar Cost Averaging Program provides a convenient means for investors to use this method to purchase either Class A or Class B shares of the G.T. Global Mutual Funds. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases through periods of low price levels.

A participant in the G.T. Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the G.T. Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the G.T. Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. For more information about the G.T. Dollar Cost Averaging Program, investors should consult their brokers or G.T. Global.

CERTIFICATES. In the interest of economy and convenience, physical certificates representing a Fund's shares will not be issued unless an investor submits a written request to the Transfer Agent, or unless the investor's broker requests that the Transfer Agent provide certificates. Shares of a Fund are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND G.T. GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

--------------------------------------------------------------------------------

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------

Shares of each Fund may be exchanged for shares of most of the other G.T. Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. This exchange privilege is available only in those jurisdictions where the sale of G.T. Global Mutual Fund shares to be acquired may be legally made. CLASS A SHARES MAY BE EXCHANGED FOR CLASS A SHARES OF OTHER G.T. GLOBAL MUTUAL FUNDS. CLASS B SHARES MAY BE EXCHANGED ONLY FOR CLASS B SHARES OF OTHER G.T. GLOBAL MUTUAL FUNDS. The exchange of Class B shares will not be subject to a contingent deferred sales charge. For purposes of computing the contingent deferred sales charge, the length of time of ownership of Class B shares will be measured from the date of original purchase and will not be affected by the exchange. EXCHANGES ARE NOT TAX-FREE

                               Prospectus Page 34

                            G.T. GLOBAL INCOME FUNDS
AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation -- Taxes." Other than the Funds, the G.T. Global Mutual Funds currently include:

      -- G.T. GLOBAL: WORLDWIDE GROWTH FUND
      -- G.T. GLOBAL: INTERNATIONAL GROWTH FUND
      -- G.T. GLOBAL EMERGING MARKETS FUND
      -- G.T. GLOBAL HEALTH CARE FUND
      -- G.T. GLOBAL TELECOMMUNICATIONS FUND
      -- G.T. GLOBAL FINANCIAL SERVICES FUND
      -- G.T. GLOBAL INFRASTRUCTURE FUND
      -- G.T. GLOBAL NATURAL RESOURCES FUND
      -- G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
      -- G.T. GLOBAL: NEW PACIFIC GROWTH FUND*
      -- G.T. GLOBAL: EUROPE GROWTH FUND
      -- G.T. LATIN AMERICA GROWTH FUND
      -- G.T. GLOBAL: AMERICA GROWTH FUND
      -- G.T. GLOBAL: JAPAN GROWTH FUND
      -- G.T. GLOBAL GROWTH & INCOME FUND
      -- G.T. GLOBAL DOLLAR FUND
--------------

*   Formerly G.T. Pacific Growth Fund.

Up to four exchanges each year per Fund may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If a shareholder does not surrender all of his or her shares in an exchange, the remaining balance in the shareholder's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day.

A shareholder interested in making an exchange should write or call his or her broker/dealer or the Transfer Agent to request the prospectus of the other G.T. Global Mutual Fund(s) being considered. Certain brokers may charge a fee for handling exchanges.

EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's broker/ dealer or to the Transfer Agent by telephone at the appropriate toll free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, G.T. Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for any losses due to unauthorized or fraudulent instructions if they do not follow reasonable procedures.

EXCHANGES BY MAIL. Exchange orders should be sent by mail to the investor's broker/dealer or to the Transfer Agent at the address set forth in the Shareholder Account Manual.

OTHER INFORMATION ABOUT EXCHANGES. Purchases, redemptions and exchanges should be made for investment purposes only. A pattern of frequent exchanges, purchases and sales is not acceptable and can be limited by a Fund's or G.T. Global's refusal to accept further purchase and exchange orders from the shareholder or broker/dealer. The terms of the exchange offer described above may be modified at any time, on 60 days' prior written notice to shareholders.

                               Prospectus Page 35

                            G.T. GLOBAL INCOME FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

As described below, shares of each Fund may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. Shareholders with broker/dealers that sell shares may redeem shares through such broker/ dealers. If the shares are held in the broker/dealer's "street name," the redemption must be made through the broker/dealer. Other shareholders may redeem shares through the Transfer Agent. If a redeeming shareholder owns both Class A and Class B shares of a Fund, the Class A shares will be redeemed first unless the shareholder specifically requests otherwise.

REDEMPTIONS THROUGH BROKER/DEALERS. Shareholders with accounts at broker/dealers that sell shares of a Fund may submit redemption requests to such broker/dealers. Broker/dealers may honor a redemption request either by repurchasing shares from a redeeming shareholder at the shares' net asset value next computed after the broker/dealer receives the request or by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds (less any applicable contingent deferred sales charge for Class B shares) normally will be paid by check or, if offered by the broker/dealer, credited to the shareholder's brokerage account at the election of the shareholder. Broker/Dealers may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their broker/dealers for more details.

REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. All redemptions will be effected at the net asset value next determined after the Transfer Agent has received the request in good order and any required supporting documentation (less any applicable contingent deferred sales charge for Class B shares). Redemption requests received before the close of regular trading on the NYSE on any Business Day will be effected at the net asset value calculated on that day. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding thirty days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning a Fund's signature guarantee requirement should contact the Transfer Agent.

Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $1,000. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll free number provided in the Shareholder Account Manual. Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS

                               Prospectus Page 36

                            G.T. GLOBAL INCOME FUNDS
MAY NOT BE MADE BY TELEPHONE FOR THIRTY DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Fund, G.T. Global and the Transfer Agent shall not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions, and/or tape recording of telephone instructions. The Funds may be liable for unauthorized or fraudulent instructions if they do not follow reasonable procedures.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the registered account owner(s) and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding thirty days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the G.T. Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their brokers or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares of the Fund may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares.

CHECKWRITING -- GOVERNMENT INCOME FUND -- CLASS A SHARES. Class A shareholders of Government Income Fund may redeem their Government Income Fund shares by writing checks, a supply of which may be obtained through the Transfer Agent, against their Government Income Fund accounts. The minimum check amount is $300. When the check is presented to the Transfer Agent for payment, the Transfer Agent will cause the Government Income Fund to redeem a sufficient number of Class A shares to cover the amount of the check. This procedure enables the shareholder to continue receiving dividends on those shares until such time as the check is presented to the Transfer Agent for payment. Cancelled checks are not returned. However, such shareholders may obtain photocopies of their cancelled checks upon request. If a shareholder does not own sufficient Class A shares to cover a check, the check will be returned to the payee marked "nonsufficient funds." Checks written in amounts less than $300 also will be returned. The Government Income Fund and the Transfer Agent reserve the right to terminate or modify the checkwriting service at any time or to impose a service charge in connection with it.

Because the aggregate amount of Government Income Fund Class A shares owned by a shareholder is likely to change each day, shareholders should not attempt to redeem all of their Government Income Fund shares held in their accounts by using the check redemption procedure. Charges may be imposed for specially imprinted checks, business checks, copies of cancelled checks, stop payment orders, checks returned "nonsufficient funds" and checks returned because they are written for less than $300. These charges will be paid by redeeming automatically an appropriate number of Government Income Fund Class A shares.

Shareholders of Government Income Fund Class A shares who are interested in checkwriting should obtain the necessary forms by calling the Transfer Agent at the number provided in the

                               Prospectus Page 37

                            G.T. GLOBAL INCOME FUNDS
Shareholder Account Manual. Checkwriting generally is not available to persons who hold Government Income Fund Class A shares in tax-deferred retirement plan accounts.

OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her broker/dealer or the Transfer Agent.

Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone, or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which a Fund has not yet received good payment, the Fund may delay payment of redemption proceeds until it has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

The Funds may redeem the shares of any shareholder whose account is reduced to less than $500 in net asset value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100 or more).

                               Prospectus Page 38

                            G.T. GLOBAL INCOME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------

Shareholders are encouraged to place purchase, exchange and redemption orders through their brokers. Shareholders also may place such orders directly through the Transfer Agent in accordance with this Manual. See "How to Invest;" "How to Make Exchanges;" "How to Redeem Shares;" and "Dividends, Other Distributions, and Federal Income Taxation -- Taxes" for more information.

Each Fund's Transfer Agent is G.T. GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    G.T. Global
    P.O. Box 7345
    San Francisco, California 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE SUCH AN INVESTOR MUST SEND A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER TO G.T. GLOBAL AT THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK, N.A.
    ABA 121000248
    Attn: G.T. GLOBAL
         ACCOUNT NO. 4023-050701
(Stating Fund name, class of shares, shareholder's registered name and account number)

EXCHANGES BY TELEPHONE

Call G.T. Global at 1-800-223-2138

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, amount of exchange, name of the G.T. Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    G.T. Global
    P.O. Box 7893
    San Francisco, California 94120-7893

REDEMPTIONS BY TELEPHONE

Call G.T. Global at 1-800-223-2138

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    G.T. Global
    P.O. Box 7893
    San Francisco, California 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, comply with the above instructions but send to the following:

    G.T. Global Investor Services
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, California 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures may call G.T. Global at 1-800-223-2138.

                               Prospectus Page 39

                            G.T. GLOBAL INCOME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

The Funds calculate net asset value as of the close of normal trading on the NYSE (currently 4:00 p.m., Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (the securities it holds plus any cash or other assets, including interest accrued but not yet received, or, in the case of the High Income Fund, the value of its investment in the Portfolio and other its assets) subtracting all the Fund's liabilities (including accrued expenses), and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of each Fund.

Long-term debt obligations held by a Fund or the Portfolio are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when G.T. Capital deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations. Equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. When market quotations for futures and options positions held by a Fund or the Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolio's Board of Trustees. Securities quoted in foreign currencies will be valued in U.S. dollars based on the prevailing exchange rates on that day.

Each Fund's portfolio securities, from time to time, may be listed primarily on foreign exchanges or OTC dealer markets which may trade on days when the NYSE is closed (such as Saturday). As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of the Fund.

The different expenses borne by each class of shares will result in different net asset values and dividends. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher expenses borne by the Class B shares. It is expected, however, that the net asset value per share of Class A and Class B shares of a Fund will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution expense accrual differential between the classes. The per share net asset value and dividends of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the absence of 12b-1 service and distribution fees with respect to Advisor Class shares.

--------------------------------------------------------------------------------

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund pays monthly dividends from its net investment income, if any, which includes accrued interest, and earned discount (including both original issue and market discounts) and dividends less applicable expenses. Each Fund also normally distributes for each fiscal year substantially all of its realized net short-term capital gain (the excess of short-term capital gains over short-term capital losses), net capital gain (the excess of net long-term capital gain over net short-term capital loss) and net gains from foreign currency transactions, if any. Each

                               Prospectus Page 40

                            G.T. GLOBAL INCOME FUNDS
Fund may make an additional dividend or other distribution if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares.

SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other G.T. Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other G.T. Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other G.T. Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.

Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another G.T. Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX STATUS OF DIVIDENDS AND OTHER DISTRIBUTIONS IS THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent it is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain that is distributed to its shareholders. The Portfolio expects that it also will not be liable for any federal income tax.

Dividends from a Fund's investment company taxable income are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and other distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes treated as paid by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified

                               Prospectus Page 41

                            G.T. GLOBAL INCOME FUNDS
taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another G.T. Global Mutual Fund generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of the Fund or any other G.T. Global Mutual Fund on which an initial sales charge normally is imposed without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting each Fund and its shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers.

--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------

The Company's Board of Directors has overall responsibility for the operation of the Funds. Pursuant to such responsibility, the Board has approved contracts with various financial organizations to provide, among other things, day to day management services required by the Funds. The Portfolio's Board of Trustees has overall responsibility for the operation of the Portfolio. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of each of the Funds and the Trustees of the Portfolio. A majority of the disinterested members of the Board of Directors of the Company and the Board of Trustees of the Portfolio have adopted written procedures reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees of the Portfolio.

INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by G.T. Capital as the Government Income Fund's, the Strategic Income Fund's and the Portfolio's investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Government Income Fund, the Strategic Income Fund and the Portfolio and placing orders to buy, sell or hold particular securities. In addition, G.T. Capital provides the following administration services to the Funds and the Portfolio: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Government Income Fund's, the Strategic Income Fund's and the Portfolio's operation.

The Government Income Fund and the Strategic Income Fund each pays fees, based on their respective average daily net assets, to G.T. Capital for such services at the annualized rate of .725% on the first $500 million, .70% on the next $1 billion, .675% on the next $1 billion, and .65% on amounts thereafter. The High Income Fund pays administration fees, directly to G.T. Capital at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, the Fund bears its pro rata portion of the investment management and administration fees paid by the Portfolio to G.T. Capital. The Portfolio pays such fees, based on the average daily net assets of the Portfolio, directly to G.T. Capital at the annualized rate of .475% on

                               Prospectus Page 42

                            G.T. GLOBAL INCOME FUNDS
the first $500 million, .45% on the next $1 billion, .425% on the next $1 billion and .40% on amounts thereafter, plus 2% of the Portfolio's total investment income as stated in the Portfolio's Statement of Operations, calculated in accordance with generally accepted accounting principles, adjusted daily for currency revaluations, on a marked to market basis, of the Portfolio's assets; provided, however, that during any fiscal year this amount shall not exceed 2% of the Portfolio's total investment income calculated in accordance with generally accepted accounting principles. These rates are higher than those paid by most mutual funds.

G.T. Capital, organized in 1973, provides investment management and/or administration services to all the G.T. Global Mutual Funds as well as to other institutional, corporate and individual clients. The offices of G.T. Capital are located at 50 California Street, 27th Floor, San Francisco, California 94111.

G.T. Capital is the U.S. member of the G.T. Group, an international investment advisory organization established in 1969 for the purpose of rendering international portfolio management services to both institutional and individual clients. Since the G.T. Group was established, it has gained a reputation as a leader in identifying and investing in emerging and established markets around the world. As of January 3, 1995, aggregate assets under G.T. Group management exceeded $22 billion, of which more than $19 billion was invested in the securities of non-U.S. issuers. Of the G.T. Group's total assets, more than $6 billion was invested in the securities of issuers in emerging markets.

In addition to the San Francisco office, the G.T. Group maintains fully staffed investment offices in London, Hong Kong, Tokyo, Toronto, Singapore and Sydney. Many of G.T. Capital's investment managers are natives of the countries in which they invest and have the advantage of being close to the financial markets they follow and speaking the languages of local corporate and government leaders. G.T. Capital's experienced management team is situated to react quickly to changes in foreign markets which are in time zones different from those in the United States.

G.T. Capital and the other companies in the G.T. Group are subsidiaries of BIL GT Group Limited ("BIL GT Group"), a financial services holding company. BIL GT Group in turn is controlled by the Prince of Liechtenstein Foundation, which serves as the parent organization for the various business enterprises of the Princely Family of Liechtenstein. Its principal business address is Harrengasse 12, FL-9490, Vaduz, Liechtenstein.

In managing the Government Income Fund, the Strategic Income Fund and the Portfolio, G.T. Capital employs a team approach, taking advantage of the resources of its various investment offices around the world in seeking to achieve the Funds' and the Portfolio's objectives. In addition, in managing the Funds and the Portfolio these individuals utilize the research and related work of other members of G.T. Capital's investment staff. The investment professionals primarily responsible for the portfolio management of the Government Income Fund, the Strategic Income Fund and the Portfolio are as follows:

                             GOVERNMENT INCOME FUND

                                        RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                                   THE FUND                                      LAST FIVE YEARS
-------------------------  -----------------------------------------------  -----------------------------------------------
Gary Kreps                 Overall supervision and asset allocation since   Chief Investment Officer -- Global Fixed Income
 San Francisco              1992                                             Investments for G.T. Capital since 1992; From
                                                                             1988 to 1992, Mr. Kreps was the Senior Vice
                                                                             President for Global Fixed Income of Putnam
                                                                             Management Co. (Boston)
Robert F. Allen            Portfolio manager since 1989                     Portfolio Manager for G.T. Capital
 San Francisco

                               Prospectus Page 43

                            G.T. GLOBAL INCOME FUNDS

                                                   STRATEGIC INCOME FUND

                                        RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                                   THE FUND                                      LAST FIVE YEARS
-------------------------  -----------------------------------------------  -----------------------------------------------
Gary Kreps                 Overall supervision since 1992                   Chief Investment Officer -- Global Fixed Income
 San Francisco                                                               Investments for G.T. Capital since 1992; From
                                                                             1988 to 1992, Mr. Kreps was the Senior Vice
                                                                             President for Global Fixed Income of Putnam
                                                                             Management Co. (Boston)
Simon Nocera               Co-Portfolio manager (asset allocation and       Portfolio Manager and Economist for G.T.
 San Francisco              emerging market debt selection) since 1992       Capital since 1992. From 1991 to 1992, Mr.
                                                                             Nocera was Senior Vice President and Director
                                                                             for Global Fixed Income at The Putnam
                                                                             Companies; Prior thereto, he was a Financial
                                                                             Economist at the International Monetary Fund
Nikos G. Pappayliou        Co-Portfolio manager (developed market debt      Trader -- Global Fixed Income Investments for
 San Francisco              selection) since 1994                            G.T. Capital since 1992. From 1991 to 1992,
                                                                             Mr. Pappayliou was European Fixed Income
                                                                             Arbitrageur for Swiss Bank (London). Prior
                                                                             thereto, he was Fixed Income Arbitrageur for
                                                                             Credit Lyonnais (Paris)
                                                   HIGH INCOME PORTFOLIO

                                        RESPONSIBILITIES FOR                              BUSINESS EXPERIENCE
NAME/OFFICE                                 THE PORTFOLIO                                   LAST FIVE YEARS
-------------------------  -----------------------------------------------  -----------------------------------------------
Gary Kreps                 Overall supervision since Portfolio inception    Chief Investment Officer -- Global Income
 San Francisco              in 1992                                          Investments for G.T. Capital since 1992; From
                                                                             1988 to 1992, Mr. Kreps was the Senior Vice
                                                                             President for Global Fixed Income for Putnam
                                                                             Management Co. (Boston)
Simon Nocera               Portfolio manager since Portfolio inception in   Portfolio Manager and Economist for G.T.
 San Francisco              1992                                             Capital since 1992. From 1991 to 1992, Mr.
                                                                             Nocera was Senior Vice President and Director
                                                                             for Global Fixed Income at The Putnam
                                                                             Companies; Prior thereto, Mr. Nocera was a
                                                                             Financial Economist at the International
                                                                             Monetary Fund
Donald W. Mattersdorff     Assistant Portfolio Manager since 1994           Trader-Cargill Financial Services (London) from
 San Francisco                                                               1993 to 1994. From 1992 to 1993, Mr.
                                                                             Mattersdorff was Global Fixed Income Portfolio
                                                                             Manager at the Putnam Companies (Boston).
                                                                             Prior thereto, Mr. Mattersdorff was a trader
                                                                             and bond portfolio analyst at Putnam from
                                                                             1988-1992.

In placing orders for the Government Income Fund's, the Strategic Income Fund's and the Portfolio's securities transactions, G.T. Capital seeks to obtain the best net results. G.T. Capital has no agreement or commitment to place orders with any broker/dealer. Commissions or discounts in foreign securities exchanges and OTC markets often are

                               Prospectus Page 44

                            G.T. GLOBAL INCOME FUNDS
fixed and generally are higher than those in U.S. securities exchanges or markets. Consistent with its obligation to obtain best net results, G.T. Capital may consider a broker/dealer's sale of shares of the G.T. Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions for the Fund may be executed through any of the BIL GT Group affiliates.

The Funds' and the Portfolio's portfolio turnover rates during the fiscal year ended October 31, 1994 ranged between 178% and 625%. See the sub-caption "Portfolio Trading and Turnover" in the Statement of Additional Information. High portfolio turnover would involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other costs that a Fund will bear directly, and could result in the realization of net capital gains which would be taxable when distributed to shareholders.

DISTRIBUTION OF FUND SHARES. G.T. Global is the distributor, or principal underwriter, of each Fund's Class A and Class B shares. Like G.T. Capital, G.T. Global is a subsidiary of BIL GT Group with offices at 50 California Street, 27th Floor, San Francisco, California 94111. As distributor, G.T. Global collects the sales charges imposed on purchases of Class A shares and reallows a portion of such charges to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." In addition, G.T. Global collects any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares.

G.T. Global, at its own expense, may provide additional promotional incentives to brokers that sell shares of the Funds and/or shares of the other G.T. Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to brokers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to brokers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the G.T. Global Mutual Funds, and/or other events sponsored by the broker. In addition, G.T. Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to each Fund's Class A shares ("Class A Plan"), each Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.35% of the average daily net assets of the Fund's Class A Shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which G.T. Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to each Fund's Class B shares ("Class B Plan"), each Fund may pay G.T. Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay G.T. Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B Shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

G.T. Global's service and distribution expenses under the Plans include: the payment of commissions; the cost of any additional compensation paid by G.T. Global to broker/dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to G.T. Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses under the Class B Plan include payment of initial sales commissions to brokers and dealers and interest on any unreimbursed amounts carried forward thereunder.

                               Prospectus Page 45

                            G.T. GLOBAL INCOME FUNDS

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, G.T. Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. Banks and broker/ dealer affiliates of banks also may execute dealer agreements with G.T. Global for the purpose of selling shares of the Fund. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------

CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, such as an additional investment, redemption or the payment of a dividend or other distribution, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan, and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and a semiannual report, respectively. These reports list the securities held by the Fund and include the Fund's financial statements. In addition, the federal income status of distributions made by the Fund to shareholders are reported after the end of each calendar year on Form 1099-DIV.

ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. Until April 28, 1989, the name of the Company was G.T. Global Income Series, Inc. Prior to October 22, 1992, the name of Strategic Income Fund was G.T. Global Bond Fund. From time to time, the Company may establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

On any matter submitted to a vote of shareholders, shares of a Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of all the Company's funds will be voted in the aggregate on all matters other than those set forth above, such as the election of Directors and ratification of the Board of Directors' selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders of the Company in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of the Strategic Income Fund and the High Income Fund; 100 million shares of each Fund have been classified as Class A and Class B shares, respectively. In addition, 500 million shares have been classified as shares of Government Income Fund; 200 million shares have each been classified as Class A and Class B shares, respectively. Moreover, 100 million shares have been classified as Advisor Class shares of each Fund. This amount may be increased from time to time in the discretion of the Board of Directors. Each share of a Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in the Fund with other shares of the

                               Prospectus Page 46

                            G.T. GLOBAL INCOME FUNDS
Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of a Fund is equal as to earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund when issued are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIO. The Portfolio is organized as a trust under the laws of the state of New York. The Portfolio's Declaration of Trust provides that the High Income Fund and other entities investing in the Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, each will be liable for all obligations of the Portfolio. However, the Directors of the Company believe that the risk of the High Income Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations, and that neither the High Income Fund nor its shareholders will be exposed to a material risk of liability by reason of the High Income Fund's investing in the Portfolio. Any information received from the Portfolio in the Portfolio shareholder report will be provided to the High Income Fund's shareholders.

Whenever the High Income Fund is requested to vote on any proposal of the Portfolio, the High Income Fund will hold a meeting of Fund shareholders and will cast its vote as instructed by Fund shareholders. As is true for all investment companies, a majority of the outstanding voting securities can control the results of any shareholder vote. Because Portfolio investors' votes are proportionate to their percentage interests in the Portfolio, one or more other Portfolio investors could, in certain instances, approve an action against which a majority of the outstanding voting securities of the Fund had voted. This could result in the Fund's redeeming its investment in the Portfolio, which could result in increased expenses for the High Income Fund. Whenever the shareholders of the High Income Fund are called to vote on matters relating to the Portfolio, the Directors of the Company shall vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions.

Each investor in the Portfolio, including the High Income Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for trading. As of the close of regular trading on the NYSE on each such day, the value of each such investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions, which are to be effected as of the close of regular trading on the NYSE on such day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction
(i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of regular trading on the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected as of that time, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of that time, on such day, plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of regular trading on the NYSE on the following day the NYSE is open for trading.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, California 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders. Investors should be aware that as of October 22, 1992, the investment objectives of the Strategic Income Fund were changed from long-term high capital appreciation, primarily and moderate income, secondarily, to primarily high current income and secondarily capital appreciation. In addition, the investment policies and limitations of the Strategic Income Fund were modified.

In such materials, each Fund may quote its average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates reflecting the average annual change in the value of an assumed investment in the Fund at the end of a one-year period and at the end of five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-

                               Prospectus Page 47

                            G.T. GLOBAL INCOME FUNDS
year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Fund. Standardized Return assumes the reinvestment of all dividends and other distributions at net asset value on the reinvestment date as established by the Board of Directors.

In addition, in order to more completely represent each Fund's performance or more accurately compare such performance to other measures of investment return, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Each Fund also may refer in advertising and promotional materials to its yield, which will fluctuate over time. A Fund's yield shows the rate of income that it earns on its investments, expressed as a percentage of the public offering price of its shares. A Fund calculates yield by determining the interest income it earned from its portfolio investments for a specified thirty-day period (net of expenses), dividing such income by the average number of shares outstanding, and expressing the result as an annualized percentage based on the public offering price at the end of that thirty-day period. Yield accounting methods differ from the methods used for other accounting purposes. Accordingly, a Fund's yield may not equal the dividend income actually paid to investors or the income reported in its financial statements. Yield is calculated separately for Class A and Class B shares of each Fund.

Each Fund's performance data will reflect past performance and will not necessarily be indicative of future results. A Fund's investment results will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objectives and policies. Each Fund will include performance data for all classes of shares of the Fund in any advertisement or information including performance data for the Fund. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by G.T. Global Investor Services, Inc. The Transfer Agent is an affiliate of G.T. Capital and G.T. Global and a subsidiary of BIL GT Group, and maintains its offices at 50 California Street, 27th Floor San Francisco, California 94111.

CUSTODIAN AND ACCOUNTING AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of each Fund's and the Portfolio's assets and serves as each Fund's and the Portfolio's accounting agent.

COUNSEL. The law firm of Kirkpatrick & Lockhart, 1800 M Street, N.W., Washington, D.C. 20036-5891, acts as counsel to the Company, the Funds and the Portfolio. Kirkpatrick & Lockhart also acts as counsel to G.T. Capital, G.T. Global and G.T. Services in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Company's and each Fund's and the Portfolio's independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. will conduct an annual audit of each Fund, assist in the preparation of each Fund's federal and state income tax returns and consult with the Company and each Fund as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 48

                            G.T. GLOBAL INCOME FUNDS

                                   APPENDIX A
                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C". Investment grade ratings are the first four categories:

        Aaa -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- High quality by all standards. They are rated lower than the best bond because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

        A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

        Ba -- Have speculative elements and their future cannot be considered to be well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -- Speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Lowest rated class of bonds. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgement to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its

                               Prospectus Page 49

                            G.T. GLOBAL INCOME FUNDS
generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP ("S&P") rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong.

        AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree.

        A -- Have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than debt in higher rated categories.

        BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories.

        BB, B, CCC, CC, C -- Debt rated "BB," "B," "CCC," "CC," and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        BB -- Has less near-term vulnerability to default than other speculative issues; however, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

        B -- Has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

        CCC -- Has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

        CC -- Typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

        C -- Typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

        C -- Reserved for income bonds on which no interest is being paid.

        D -- In payment default. The "D" rating is used when interest payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S employs the designations "Prime-1" and "Prime-2" to indicate commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term

                               Prospectus Page 50

                            G.T. GLOBAL INCOME FUNDS
promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protections; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P ratings of commercial paper are graded into four categories ranging from "A" for the highest quality obligations to "D" for the lowest. A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (++) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

                               Prospectus Page 51

                            G.T. GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 52

                            G.T. GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 53

                            G.T. GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 54

                            G.T. GLOBAL INCOME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                               Prospectus Page 55

[LOGO]
                              G.T. GLOBAL
                              MUTUAL FUNDS
                              P.O. Box 7345                                                  ACCOUNT APPLICATION
                              SAN FRANCISCO, CA 94120-7345
                              800/223-2138

 / / INDIVIDUAL / / JOINT TENANT / / GIFT/TRANSFER FOR
 MINOR / / TRUST / / CORP.
 ACCOUNT REGISTRATION
 / / NEW ACCOUNT
 / / ACCOUNT REVISION (Account No.:
 ---------------------------------------)

 NOTE: Trust registrations should specify name of trustee(s), beneficiary(ies) and date of trust instrument. Registration for Uniform Gifts/Transfers to Minors accounts should be in the name of one custodian and one minor and include the state under which the custodianship is created.


                                -----------------------------------------------------------------
                                Social  Security  Number  /  /  or Tax  I.D.  Number  /  / (Check
                                applicable box)
  --------------------------    If more  than  one  owner, social  security  number  or  taxpayer
  Owner                         identification  number should be provided for first owner listed.
  --------------------------    If a purchase is made under Uniform Gift/ Transfer to Minors Act,
  Co-owner 1
  --------------------------    social  security   number  of   the  minor   must  be   provided.
  Co-owner 2                    Resident   of    /    /   U.S.        /   /    Other    (specify)
                                -----------------------------------------

                                                                (    )
  ------------------------------------------------------------  ---------------------------
  Street Address                                                Home Telephone
                                                                (    )
  ------------------------------------------------------------  ---------------------------
  City, State, Zip Code                                         Business Telephone

FUND SELECTION $500 minimum initial investment required for each Fund selected. Checks should be made payable to "G.T. GLOBAL."

TO PURCHASE THE FUNDS LISTED BELOW PLEASE SELECT EITHER / / Class A Shares or / / Class B Shares (Not available for purchases of $500,000 or more or for the
                   G.T. Global Dollar Fund).
If a class share box is not checked, your investment will be made in Class A shares.

                                                         INITIAL                                                     INITIAL
                                                         INVESTMENT                                                  INVESTMENT
07 / / G.T. GLOBAL WORLDWIDE GROWTH FUND                 $             03 / / G.T. GLOBAL EUROPE GROWTH FUND         $
                                                         ----------                                                  ----------
05 / / G.T. GLOBAL INTERNATIONAL GROWTH FUND             $             13 / / G.T. LATIN AMERICA GROWTH FUND         $
                                                         ----------                                                  ----------
16 / / G.T. GLOBAL EMERGING MARKETS FUND                 $             06 / / G.T. GLOBAL AMERICA GROWTH FUND        $
                                                         ----------                                                  ----------
11 / / G.T. GLOBAL HEALTH CARE FUND                      $             04 / / G.T. GLOBAL JAPAN GROWTH FUND          $
                                                         ----------                                                  ----------
15 / / G.T. GLOBAL TELECOMMUNICATIONS FUND               $             10 / / G.T. GLOBAL GROWTH & INCOME FUND       $
                                                         ----------                                                  ----------
19 / / G.T. GLOBAL INFRASTRUCTURE FUND                   $             09 / / G.T. GLOBAL GOVERNMENT INCOME FUND     $
                                                         ----------                                                  ----------
17 / / G.T. GLOBAL FINANCIAL SERVICES FUND               $             08 / / G.T. GLOBAL STRATEGIC INCOME FUND      $
                                                         ----------                                                  ----------
21 / / G.T. GLOBAL NATURAL RESOURCES FUND                $             18 / / G.T. GLOBAL HIGH INCOME FUND           $
                                                         ----------                                                  ----------
22 / / G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND   $             01 / / G.T. GLOBAL DOLLAR FUND                $
                                                         ----------                                                  ----------
02 / / G.T. GLOBAL NEW PACIFIC GROWTH FUND               $
                                                         ----------
  CHECKWRITING PRIVILEGE
 Checkwriting privilege available on Class A shares of G.T. Global Dollar Fund and G.T. Global Government Income Fund.
 / / Check here if desired. You will be sent a book of checks.
  CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS                                                TOTAL INITIAL INVESTMENT:  $
                                                                                                                     ----------
 All capital gains and dividend distributions will be reinvested in additional shares of the same class unless appropriate boxes below are checked:
 / / Pay capital gain distributions only in cash   / / Pay dividends only in cash   / / Pay capital gain distributions AND
 dividends in cash.
  SPECIAL CAPITAL GAINS AND DIVIDEND DISTRIBUTIONS OPTION
 Pay distributions noted above to another G.T. Global Fund: Fund Name ------------------

 AGREEMENTS & SIGNATURES

 By the execution of this Account Application, I/we represent and warrant that I/we have full right, power and authority and am/are of legal age in my/our state of residence to make the investment applied for pursuant to this Application. The person(s), if any, signing on behalf of the investor represent and warrant that they are duly authorized to sign this Application and to purchase, redeem or exchange shares of the Fund(s) on behalf of the investor. I/WE HEREBY AFFIRM THAT I/WE HAVE RECEIVED A CURRENT PROSPECTUS OF THE G.T. FUND(S) IN WHICH I/WE AM/ARE INVESTING AND I/WE AGREE TO ITS TERMS AND CONDITIONS.

 I/WE AND MY/OUR ASSIGNS AND SUCCESSORS UNDERSTAND AND AGREE THAT THE ACCOUNT WILL BE SUBJECT TO THE TELEPHONE EXCHANGE AND TELEPHONE REDEMPTION PRIVILEGES DESCRIBED IN THE CURRENT PROSPECTUS TO WHICH THIS APPLICATION IS ATTACHED AND AGREE THAT G.T. GLOBAL FINANCIAL SERVICES, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. AND THE FUNDS' TRANSFER AGENT, THEIR OFFICERS AND EMPLOYEES, WILL NOT BE LIABLE FOR ANY LOSS OR DAMAGES ARISING OUT OF ANY SUCH TELEPHONE, TELEX OR TELEGRAPHIC INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE, INCLUDING ANY SUCH LOSS OR DAMAGES DUE TO NEGLIGENCE ON THE PART OF SUCH ENTITIES. THE INVESTOR(S) CERTIFIES(Y) AND AGREE(S) THAT THE CERTIFICATIONS, AUTHORIZATIONS, DIRECTIONS AND RESTRICTIONS CONTAINED HEREIN WILL CONTINUE UNTIL G.T. GLOBAL FINANCIAL SERVICES, INC., G.T. GLOBAL GROWTH SERIES, G.T. INVESTMENT FUNDS, INC., G.T. INVESTMENT PORTFOLIOS, INC. OR THE FUNDS' TRANSFER AGENT RECEIVES WRITTEN NOTICE OF ANY CHANGE OR REVOCATION. ANY CHANGE IN THESE INSTRUCTIONS MUST BE IN WRITING AND IN SOME CASES, AS DESCRIBED IN THE PROSPECTUS, REQUIRES THAT ALL SIGNATURES BE GUARANTEED.

     PLEASE INDICATE THE NUMBER OF SIGNATURES REQUIRED TO PROCESS CHECKS OR
 WRITTEN REDEMPTION REQUESTS:  / / ONE   / / TWO   / / THREE   / / FOUR.

     (If you do not indicate the number of required signatures, ALL account owners must sign checks and/or written redemption requests.)

     Under penalties of perjury, I certify that the Taxpayer Identification Number provided on this form is my (or my employer's, trust's, minor's or other payee's) true, correct and complete Number and may be assigned to any new account opened under the exchange privilege. I further certify that I am (or the payee whose Number is given is) not subject to backup withholding because: (a) I am (or the payee is) exempt from backup withholding; (b) the Internal Revenue Service has not notified me that I am (or the payee is) subject to backup withholding as a result of a failure to report all interest or dividends; OR (c) the I.R.S. has notified me that I am (the payee is) no longer subject to backup withholding;

     OR, / / I am (the payee is) subject to backup withholding.
     ALL ACCOUNT OWNERS MUST SIGN BELOW (Minors are not authorized signers) Account revisions may require that signatures be guaranteed. Please see the
                                  Prospectus.

 -----------------------------------------------------------
 Date

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 X                                                            X
 ----------------------------------------------------------   ----------------------------------------------------------

 ACCOUNT PRIVILEGES

 TELEPHONE EXCHANGE AND REDEMPTION                     AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO
                                                       PRE-DESIGNATED ACCOUNT
 I/We, either directly or through the Authorized       By completing the following section, redemptions
 Agent, if any, named below, hereby authorize the      which exceed $1,000
 Transfer Agent of the G.T. Global Mutual Funds,       may be wired or mailed to a Pre-Designated Account
 to honor any telephone, telex or telegraphic          at your bank. (Wiring instructions may be obtained
 instructions reasonably believed to be authentic      from your bank.) A bank wire service fee may be
 for redemption and/or exchange between a similar      charged.
 class of shares of any of the Funds distributed
 by G.T. Global Financial Services, Inc.               --------------------------------------------------
                                                       Name of Bank
 SPECIAL PURCHASE AND REDEMPTION PLANS
  / / I have completed and attached the                --------------------------------------------------
 Supplemental Application for:                         Bank Address
  / / AUTOMATIC INVESTMENT PLAN
 / / SYSTEMATIC WITHDRAWAL PLAN                        --------------------------------------------------
 OTHER                                                 Bank A.B.A Number                        Account
  / / I/We owned shares of one or more Funds           Number
      distributed by G.T. Global Financial
      Services, Inc. as of April 30, 1987 and          --------------------------------------------------
      since that date continuously have owned          Names(s) in which Bank Account is Established
      shares of such Funds. Attached is a schedule     A corporation (or partnership) must also submit a
      showing the numbers of each of my/our            "Corporate Resolution"
      Shareholder Accounts.                            (or "Certificate of Partnership") indicating the
                                                       names and titles of Officers authorized to act on
                                                       its behalf.

 RIGHT OF ACCUMULATION -- CLASS A SHARES
  / / I/We qualify for the Right of Accumulation sales charge discount described in the Prospectus and Statement of Additional Information of the Fund purchased.

  / / I/We own shares of more than one Fund distributed by G.T. Global. Listed below are the numbers of each of my/our Shareholder Accounts.

  / / The registration of some of my/our shares differs from that shown on this Application. Below are the account number(s) and registration(s) in each case.

 LIST OF OTHER G.T. FUND ACCOUNTS:
 _____________      __________________________________
 _____________      __________________________________
 _____________      __________________________________
 Account Numbers                                 Account Registrations
 LETTER OF INTENT -- CLASS A SHARES

  / / I agree to the terms of the Letter of Intent set forth below. Although I am not obligated to do so, it is my intention to invest over a thirteen-month period in Class A shares of one or more of the G.T. Global Mutual Funds in an aggregate amount at least equal to:
            / / $50,000     / / $100,000     / / $250,000     / / $500,000

 When a shareholder signs a Letter of Intent in order to qualify for a reduced sales charge, Class A shares equal to 5% (in no case in excess of 1/2 of 1% after an aggregate of $500,000 has been purchased under the Letter) of the dollar amount specified in this Letter will be held in escrow in the Shareholder's Account out of the initial purchase (or subsequent purchases, if necessary) by G.T. Global Financial Services, Inc. ("G.T. Global"). All dividends and other distributions will be credited to the Shareholder's Account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified thirteen-month period, the purchaser will remit to G.T. Global the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If this difference is not paid within twenty days after written request by G.T. Global or the shareholder's Authorized Agent, the appropriate number of escrowed shares will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to G.T. Global for the balance still outstanding. The Letter of Intent may be revised upward at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged. Exchange requests involving escrowed shares must specifically reference those shares. Exchanges of escrowed shares may be delayed to allow for the extra processing required.

 Any questions relating to this Letter of Intent should be directed to G.T. Global, 50 California Street, 27th Floor, San Francisco, CA 94111.
 FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

 We hereby submit this Account Application for the purchase of Class A shares including such shares purchased under a Right of Accumulation or Letter of Intent or for the purchase of Class B shares in accordance with the terms of our Dealer Agreement with G.T. Global Financial Services, Inc. and with the Prospectus and Statement of Additional Information of each Fund purchased. We agree to notify G.T. Global Financial Services, Inc. of any purchases properly made under a Letter of Intent or Right of Accumulation.

 ------------------------------------------------------------------------------
 Investment Dealer Name
 ------------------------------------------------------------------------------
 Main Office Address   Branch Number  Representative's Number  Representative's
 Name
                                                                (     )
 ------------------------------------------------------------------------------
 Branch Address                                                        Telephone

 X
 ------------------------------------------------------------------------------
 Investment Dealer's Authorized Signature                                  Title

[LOGO]
           G.T.  GLOBAL
           MUTUAL FUNDS
           P.O. Box 7345          SUPPLEMENTAL APPLICATION
           San Francisco, CA      SPECIAL INVESTMENT AND
           94120-7345             WITHDRAWAL OPTIONS
           800/223-2138

ACCOUNT REGISTRATION

Please supply the following information exactly as it appears on the Fund's records.

---------------------------------------------------------   ---------------------------------------------------------
Fund Name                                                   Account Number

----------------------------------------------------------  ----------------------------------------------------------
Owner's Name                                                Co-Owner 1

----------------------------------------------------------  ----------------------------------------------------------
Co-Owner 2                                                  Telephone Number

----------------------------------------------------------  ----------------------------------------------------------
Street Address                                              Social Security or Tax I.D. Number

----------------------------------------------------------
City, State, Zip Code

Resident of  / / U.S.  / / Other
---------------------------

AUTOMATIC INVESTMENT PLAN     / / YES  / / NO

I/We hereby authorize the Transfer Agent of the G.T. Global Mutual Funds to debit my/our personal checking account on the designated dates in order to purchase / / Class A shares or / / Class B shares of the Fund indicated at the top of this Supplemental Application at the applicable public offering price determined on that day.

/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 1st day of the month in which you wish investments to begin.)

Amount of each debit (minimum $100)  $
                                     -------------------------------------------------

NOTE:  A Bank  Authorization Form (below)  and a voided  personal check  must accompany the  Automatic Investment Plan
Application.

--------------------------------------------------------------------------------

           G.T. GLOBAL
           MUTUAL FUNDS                                                              AUTOMATIC INVESTMENT PLAN

[LOGO]

BANK AUTHORIZATION

-------------------------  ------------------------------  ------------
Bank Name                  Bank Address                    Bank Account Number
I/We authorize you, the above named bank, to debit my/our account for amounts drawn by the Transfer Agent of the G.T.
Global Mutual Funds, acting as my agent. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until I/we revoke it in writing and you receive it. I/We agree that you shall incur no liability when honoring any such debit.
I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the forfeiture of investment.

---------------------------------------------------------   ---------------------------------------------------------
Account Holder's Name                                       Joint Account Holder's Name

X                                                           X
------------------------------------      --------------    ------------------------------------      --------------
Account Holder's Signature                Date              Joint Account Holder's Signature          Date

                                     (OVER)


SYSTEMATIC WITHDRAWAL PLAN    / / YES  / / NO
MINIMUM REQUIREMENTS: $10,000 INITIAL ACCOUNT BALANCE AND $100 MINIMUM PERIODIC PAYMENT.
I/We hereby authorize the Transfer Agent of the G.T. Global Mutual Funds to redeem the necessary number of / / Class
A or / / Class B shares from my/our G.T. Global Account on the designated dates in order to make the following periodic payments:
/ / Monthly on the 25th day        / / Quarterly beginning on the 25th day of the month you first select
(The request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)
Maximum annual withdrawal of 12% of initial account balance for shares subject to a contingent deferred sales charge.
Withdrawals in excess of 12% of the initial account balance annually may result in assessment of a contingent deferred sales charge, as described in the applicable Fund's prospectus.
Amount of each check ($100 minimum): $
-----------------

Please make checks payable to:  -------------------------------------------------------------------------------------
(TO  BE   COMPLETED  ONLY   IF  Recipient
REDEMPTION PROCEEDS TO BE PAID  -------------------------------------------------------------------------------------
TO  OTHER THAN  ACCOUNT HOLDER  Street Address
OF RECORD OR MAILED TO ADDRESS  -------------------------------------------------------------------------------------
OTHER THAN ADDRESS OF RECORD)   City, State, Zip Code
NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation
(or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of Officers authorized to act on its behalf.
AGREEMENT AND SIGNATURES
The investor(s) certifies(y) and agree(s) that the certifications, authorizations, directions and restrictions contained herein will continue until the Transfer Agent of the G.T. Global Mutual Funds receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

----------------------------------------------------------
Date
X                                                            X
-----------------------------------------------------        --------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  --------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
X                                                            X
-----------------------------------------------------        --------------------------------------------------
Signature                                                    Signature

-----------------------------------------------------------  --------------------------------------------------------
Signature Guarantee* (if applicable)                         Signature Guarantee* (if applicable)
*Acceptable signature guarantors: (1) a commercial bank; (2) a U.S. trust company; (3) a member firm of a U.S. stock exchange;
(4) a foreign branch of any of the foregoing; or (5) any other eligible guarantor institution. A notary public is NOT an acceptable guarantor. An investor with questions concerning the G.T. Global Mutual Funds signature guarantee requirement should contact the Transfer Agent.

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INDEMNIFICATION AGREEMENT

To: Bank Named on the Reverse

In consideration of your compliance with the request and authorization of the depositor(s) named on the reverse, the Transfer Agent of the G.T. Global Mutual Funds hereby agrees:

1. To indemnify and hold you harmless from any loss you may incur because of the payment by you and of any debit by the Transfer Agent to its own order on the account of such depositor(s) and received by you in the regular course of business for payment, or arising out of the dishonor by you of any debit, provided there are sufficient funds in such account to pay the same upon presentation.

2. To defend at its own expense any action which might be brought by any depositor or any other persons because of your actions taken pursuant to the above mentioned request or in any manner arising by reason of your participation in connection with such request.

                            G.T. GLOBAL INCOME FUNDS

                                     [LOGO]
                           G.T. GLOBAL GROUP OF FUNDS

  G.T. GLOBAL OFFERS A BROAD RANGE OF MUTUAL FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY OF THE G.T. GLOBAL MUTUAL FUNDS, PLEASE CONTACT YOUR INVESTMENT COUNSELOR OR CALL G.T. GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

G.T. GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

G.T. GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

G.T. GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

/ / GLOBAL THEME FUNDS

G.T. GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

G.T. GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

G.T. GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

G.T. GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

G.T. GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

G.T. GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

/ / REGIONALLY DIVERSIFIED FUNDS

G.T. GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

G.T. GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in the new, unified Europe

G.T. LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

G.T. GLOBAL AMERICA GROWTH FUND
Concentrates on small and medium-sized companies in the U.S.

G.T. GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

G.T. GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

G.T. GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

G.T. GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

G.T. GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

MONEY MARKET FUND

G.T. GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

  NO DEALER, SALESMAN OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. CAPITAL MANAGEMENT, INC., G.T. INVESTMENT FUNDS, INC., G.T. GLOBAL GOVERNMENT INCOME FUND, G.T. GLOBAL STRATEGIC INCOME FUND, G.T. GLOBAL HIGH INCOME FUND, GLOBAL HIGH INCOME PORTFOLIO, OR G.T. GLOBAL FINANCIAL SERVICES, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                    INCPR50363MC